UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-06526
Boston Trust Walden Funds
(Exact name of registrant as specified in charter)

One Beacon Street, Boston MA 02108
(Address of principal executive offices) (Zip code)
The Northern Trust Company
50 South La Salle Street, Chicago IL 60603
(Name and address of agent for service)
Registrant's telephone number, including area code:
1-800-282-8782
Date of fiscal year end:
December 31
Date of reporting period:
June 30, 2026
Item 1. Reports to Stockholders.
(a) The Report to Shareholders is attached herewith
(b) Not Applicable

Boston Trust Asset Management Fund
BTBFX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 20
26
This semi-annual shareholder report contains important information about the Boston Trust Asset Management Fund (“Fund”) for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://www.bostontrustwalden.com/strategies-funds/mutual-funds/. You can also request this information by contacting us at 1-800-282-8782 ext. 7050.
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Boston Trust Asset Management Fund	$ 40	0.79%
Key Fund Statistics
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$ 513,528,251
Total number of portfolio holdings	91
Portfolio turnover rate for the period	2.89%
Graphical Representation of Holdings
The tables below show the investmen
t m
akeup of the Fund,
re
pr
esenting
pe
rce
ntages
of the total net assets of the Fund.
TOP TEN HOLDINGS
Apple, Inc.	6.8%
Microsoft Corp.	5.4%
Alphabet, Inc., Class C	5.2%
JPMorgan Chase & Co.	4.4%
NVIDIA Corp.	3.5%
Visa, Inc., Class A	3.2%
U.S. Treasury Bond	3.0%
U.S. Treasury Note	2.6%
Alphabet, Inc., Class A	2.6%
Johnson & Johnson	2.5%
Industry Sector Allocation
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, Fund holdings, and proxy voting info rmati
on at
https://www.bostontrustwalden.com/strategies-funds/mutual-funds/
. You can also request this information by contacting us at 1-800-282-8782 ext. 7050.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other comm unicat
ion to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-282-8782 ext. 7050 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at
www.bostontrustwalden.com/strategies-funds/mutual-funds/
.
BOSTON TRUST WALDEN FUNDS

Boston Trust Equity Fund
BTEFX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the Boston Trust Equity Fund (“Fund”) for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://www.bostontrustwalden.com/strategies-funds/mutual-funds/. You can also request this information by contacting us at 1-800-282-8782 ext. 7050.
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Boston Trust Equity Fund	$ 42	0.83%
Key Fund Statistics
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$ 243,840,456
Total number of portfolio holdings	51
Portfolio turnover rate for the period	2.67%

Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentages of the total net
assets of the Fund.
TOP TEN HOLDINGS
Alphabet, Inc., Class C	9.2%
Apple, Inc.	7.5%
Microsoft Corp.	6.6%
JPMorgan Chase & Co.	5.5%
NVIDIA Corp.	4.9%
Visa, Inc., Class A	3.9%
W.W. Grainger, Inc.	3.6%
Johnson & Johnson	3.0%
Exxon Mobil Corp.	2.8%
Costco Wholesale Corp.	2.5%
Industry Sector Allocation
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, Fund holdi
ngs, and proxy voting information at
https://www.bostontrustwalden.com/strategies-funds/mutual-funds/
. You can also request this information by contacting us at 1-800-282-8782 ext. 7050.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-282-8782 ext. 7050 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at
www.bostontrustwalden.com/strategies-funds/mutual-funds/
.
BOSTON TRUST WALDEN FUNDS

Boston Trust Midcap Fund
BTMFX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the Boston Trust Midcap Fund (“Fund”) for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://www.bostontrustwalden.com/strategies-funds/mutual-funds/. You can also request this information by contacting us at 1-800-282-8782 ext. 7050.
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Boston Trust Midcap Fund	$ 51	1.00%
Key Fund Statistics
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$ 171,409,414
Total number of portfolio holdings	74
Portfolio turnover rate for the period	13.25%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentages of the total
net assets of the Fund.
TOP TEN HOLDINGS
Mettler-Toledo International, Inc.	2.3%
Teradyne, Inc.	2.2%
Paychex, Inc.	2.1%
SEI Investments Co.	2.1%
Hubbell, Inc.	2.1%
Fortinet, Inc.	2.0%
TE Connectivity PLC	2.0%
Nordson Corp.	1.9%
Keysight Technologies, Inc.	1.9%
Edwards Lifesciences Corp.	1.9%
Industry Sector Allocation
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, Fund holdings, and proxy voting information at
https://www.bostontrustwalden.com/strategies-funds/mutual-funds/
. You can also request this information by contacting us at 1-800-282-8782 ext. 7050.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-282-8782 ext. 7050 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at
www.bostontrustwalden.com/strategies-funds/mutual-funds/
.
BOSTON TRUST WALDEN FUNDS

Boston Trust SMID Cap Fund
BTSMX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the Boston Trust SMID Cap Fund (“Fund”) for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at www.bostontrustwalden.com/strategies-funds/mutual-funds/. You can also request this information by contacting us at 1-800-282-8782 ext. 7050.
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Boston Trust SMID Cap Fund	$ 39	0.75%
Key Fund Statistics
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$ 779,856,792
Total number of portfolio holdings	75
Portfolio turnover rate for the period	22.61%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentages of the total net assets of the Fund.
TOP TEN HOLDINGS
NetApp, Inc.	2.1%
Snap-on, Inc.	2.0%
Cincinnati Financial Corp.	2.0%
Nordson Corp.	2.0%
IDEX Corp.	2.0%
Medpace Holdings, Inc.	1.9%
F5, Inc.	1.9%
Qualys, Inc.	1.9%
SEI Investments Co.	1.8%
Applied Industrial Technologies, Inc.	1.8%
Industry Sector Allocation
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, Fund holdings, and proxy voting information at
https://www.bostontrustwalden.com/strategies-funds/mutual-funds/
. You can also request this information by contacting us at 1-800-282-8782 ext. 7050.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-282-8782 ext. 7050 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at
www.bostontrustwalden.com/strategies-funds/mutual-funds/
.
BOSTON TRUST WALDEN FUNDS

Boston Trust Walden Balanced Fund
WSBFX
SEMI-ANNUAL
SHAREHOLDER
REPORT
|
June
30, 2026
This semi-annual shareholder report contains important information about the Boston Trust Walden Balanced Fund (“Fund”) for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://www.bostontrustwalden.com/strategies-funds/mutual-funds/. You can also request this information by contacting us at 1-800-282-8782 ext. 7050.
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Boston Trust Walden Balanced Fund	$ 49	0.94%
Key Fund Statistics
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$ 142,522,061
Total number of portfolio holdings	76
Portfolio turnover rate for the period	0.38%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentages of the total net assets of the Fund.
TOP TEN HOLDINGS
U.S. Treasury Note	7.3%
Applied Materials, Inc.	6.2%
U.S. Treasury Bond	6.2%
Apple, Inc.	5.5%
Microsoft Corp.	4.8%
Alphabet, Inc., Class A	4.2%
KLA Corp.	3.3%
JPMorgan Chase & Co.	3.3%
NVIDIA Corp.	3.1%
U.S. Treasury Inflation Indexed Note	2.9%
Industry Sector Allocation
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, Fund holdings, and proxy voting information at
https://www.bostontrustwalden.com/strategies-funds/mutual-funds/
. You can also request this information by contacting us at 1-800-282-8782 ext. 7050.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-282-8782 ext. 7050 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at
www.bostontrustwalden.com/strategies-funds/mutual-funds/
.
BOSTON TRUST WALDEN FUNDS

Boston Trust Walden Equity Fund
WSEFX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the Boston Trust Walden Equity Fund (“Fund”) for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://www.bostontrustwalden.com/strategies-funds/mutual-funds/. You can also request this information by contacting us at 1-800-282-8782 ext. 7050.
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Boston Trust Walden Equity Fund	$ 49	0.94%
Key Fund Statistics
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$ 221,125,438
Total number of portfolio holdings	50
Portfolio turnover rate for the period	5.19%

Graphical Representation of Holdings
The tables below show the investment
makeup
of the Fund, representing percentages of the total net assets of the Fund.
TOP TEN HOLDINGS
Apple, Inc.	9.1%
Alphabet, Inc., Class C	7.1%
Microsoft Corp.	7.1%
Applied Materials, Inc.	7.0%
JPMorgan Chase & Co.	4.8%
NVIDIA Corp.	4.0%
Visa, Inc., Class A	3.9%
KLA Corp.	3.7%
Alphabet, Inc., Class A	3.5%
Cisco Systems, Inc.	3.2%
Industry Sector Allocation
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, Fund holdings, and proxy voting information at
https://www.bostontrustwalden.com/strategies-funds/mutual-funds/
. You can also request this information by contacting us at 1-800-282-8782 ext. 7050.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-282-8782 ext. 7050 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at
www.bostontrustwalden.com/strategies-funds/mutual-funds/
.
BOSTON TRUST WALDEN FUNDS

Boston Trust Walden Midcap Fund
WAMFX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the Boston Trust Walden Midcap Fund (“Fund”) for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at www.bostontrustwalden.com/strategies-funds/mutual-funds/. You can also request this information by contacting us at 1-800-282-8782 ext. 7050.
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Boston Trust Walden Midcap Fund	$ 51	1.00%
Key Fund Statistics
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$ 155,267,103
Total number of portfolio holdings	72
Portfolio turnover rate for the period	13.83%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentages of the total net assets of the Fund.
TOP TEN HOLDINGS
Fortinet, Inc.	2.8%
Mettler-Toledo International, Inc.	2.4%
Teradyne, Inc.	2.2%
Eversource Energy	2.2%
Paychex, Inc.	2.1%
Hubbell, Inc.	2.1%
SEI Investments Co.	2.1%
TE Connectivity PLC	2.0%
Keysight Technologies, Inc.	1.9%
Essential Utilities, Inc.	1.9%
Industry Sector Allocation
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, Fund holdings, and proxy voting information at
https://www.bostontrustwalden.com/strategies-funds/mutual-funds/
. You can also request this information by contacting us at 1-800-282-8782 ext. 7050.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-282-8782 ext. 7050 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at
www.bostontrustwalden.com/strategies-funds/mutual-funds/
.
BOSTON TRUST WALDEN FUNDS

Boston Trust Walden SMID Cap Fund
WASMX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the Boston Trust Walden SMID Cap Fund (“Fund”) for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://www.bostontrustwalden.com/strategies-funds/mutual-funds/. You can also request this information by contacting us at 1-800-282-8782 ext. 7050.
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Boston Trust Walden SMID Cap Fund	$ 51	1.00%
Key Fund Statistics
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$ 307,459,260
Total number of portfolio holdings	68
Portfolio turnover rate for the period	21.36%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentages of the total net assets of the Fund.
TOP TEN HOLDINGS
Applied Industrial Technologies, Inc.	2.6%
IDEX Corp.	2.4%
Hubbell, Inc.	2.3%
Cincinnati Financial Corp.	2.2%
NetApp, Inc.	2.1%
Cullen/Frost Bankers, Inc.	2.1%
Acuity, Inc.	2.1%
Nordson Corp.	2.0%
F5, Inc.	2.0%
Qualys, Inc.	1.9%
Industry Sector Allocation
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, Fund holdings, and proxy voting information at
https://www.bostontrustwalden.com/strategies-funds/mutual-funds/
. You can also request this information by contacting us at 1-800-282-8782 ext. 7050.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-282-8782 ext. 7050 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at
www.bostontrustwalden.com/strategies-funds/mutual-funds/
.
BOSTON TRUST WALDEN FUNDS

Boston Trust Walden Small Cap Fund
BOSOX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the Boston Trust Walden Small Cap Fund (“Fund”) for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at www.bostontrustwalden.com/strategies-funds/mutual-funds/. You can also request this information by contacting us at 1-800-282-8782 ext. 7050.
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Boston Trust Walden Small Cap Fund	$ 53	1.00%
Key Fund Statistics
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$ 1,055,947,653
Total number of portfolio holdings	71
Portfolio turnover rate for the period	13.43%

Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentages of the total net assets of the Fund.
TOP TEN HOLDINGS
Watts Water Technologies, Inc., Class A	2.7%
Applied Industrial Technologies, Inc.	2.5%
A10 Networks, Inc.	2.4%
Axcelis Technologies, Inc.	2.4%
Littelfuse, Inc.	2.4%
Plexus Corp.	2.2%
UFP Technologies, Inc.	2.2%
Cavco Industries, Inc.	2.0%
Globus Medical, Inc., Class A	2.0%
Valmont Industries, Inc.	2.0%
Industry Sector Allocation
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, Fund holdings, and proxy voting information at
https://www.bostontrustwalden.com/strategies-funds/mutual-funds/
. You can also request this information by contacting us at 1-800-282-8782 ext. 7050.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-282-8782 ext. 7050 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at
www.bostontrustwalden.com/strategies-funds/mutual-funds/
.
BOSTON TRUST WALDEN FUNDS

Boston Trust Walden International Equity Fund
WIEFX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the Boston Trust Walden International Equity Fund (“Fund”) for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at www.bostontrustwalden.com/strategies-funds/mutual-funds/. You can also request this information by contacting us at 1-800-282-8782 ext. 7050.
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Boston Trust Walden International Equity Fund	$ 47	0.92%
Key Fund Statistics
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$ 235,061,413
Total number of portfolio holdings	66
Portfolio turnover rate for the period	8.07%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentages of the total net assets of the Fund.
TOP TEN HOLDINGS
ASML Holding NV	4.5%
Royal Bank of Canada	3.0%
Roche Holding AG	3.0%
Schneider Electric SE	2.9%
Sumitomo Mitsui Financial Group, Inc.	2.5%
DBS Group Holdings Ltd.	2.5%
Air Liquide SA	2.3%
Next PLC	2.3%
Atlas Copco AB, Class B	2.2%
Assa Abloy AB, Class B	2.2%
Industry Sector Allocation
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, Fund holdings, and proxy voting information at
https://www.bostontrustwalden.com/strategies-funds/mutual-funds/
. You can also request this information by contacting us at 1-800-282-8782 ext. 7050.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-282-8782 ext. 7050 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please scan the QR code at left to navigate to additional hosted material at
www.bostontrustwalden.com/strategies-funds/mutual-funds/
.
BOSTON TRUST WALDEN FUNDS

Item 2. Code of Ethics.

Not applicable - only for annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable - only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable - only for annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Included as part of the Financial Statements filed under Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a) The Financial Statements are attached herewith.

(b) The Financial Highlights are attached herewith.

Semi-Annual Financial Statements
June 30, 2026 (Unaudited)

Boston Trust Asset Management Fund

Boston Trust Equity Fund

Boston Trust Midcap Fund

Boston Trust SMID Cap Fund
Boston Trust Walden Balanced Fund

Boston Trust Walden Equity Fund

Boston Trust Walden Midcap Fund

Boston Trust Walden SMID Cap Fund

Boston Trust Walden Small Cap Fund

Boston Trust Walden International Equity Fund

Table of Contents
Semi-Annual
Financial Statements
June 30, 2026 (Unaudited)

Boston Trust Walden Inc., a subsidiary of Boston Trust Walden National Association, serves as investment adviser (the “Adviser”) to the Boston Trust Walden Funds and receives a fee for its services. Boston Trust Walden National Association provides certain administrative, operational, and investment support functions for the Adviser and is paid a fee for these services by the Adviser.
Shares of the Boston Trust Walden Funds are not deposits of, obligations of, or guaranteed by Boston Trust Walden National Association or its affiliates, nor are they federally insured by the FDIC. Investments in the Boston Trust Walden Funds involve investment risks, including the possible loss of principal. The Boston Trust Walden Funds are distributed by Foreside Financial Services, LLC.
The foregoing information and opinions are for general information only. The Boston Trust Walden Funds and Boston Trust Walden National Association do not assume liability for any loss which may result from the reliance by any person upon any such information or opinions. Such information and opinions are subject to change without notice, are for general information only, and are not intended as an offer or solicitation with respect to the purchase or sale of any security or offering individual or personalized investment advice. Portfolio composition is as of June 30, 2026 and is subject to change without notice.
The Boston Trust Walden Funds may invest in foreign securities which may involve risks not typically associated with U.S. investments.
The Boston Trust Walden Funds’ ESG integration and, as applicable, values based screening could cause the Boston Trust Walden Funds to avoid investments that may result in the Boston Trust Walden Funds underperforming similar funds without comparable ESG Policies.

Schedule of Portfolio Investments
Boston Trust Asset Management Fund
June 30, 2026 (Unaudited)

Common Stocks (77.0%)
	Shares	Fair Value ($)
Communication Services (9.2%)
Alphabet, Inc., Class A	37,500	13,401,375
Alphabet, Inc., Class C	75,500	26,676,415
Meta Platforms, Inc., Class A	10,000	5,632,900
Netflix, Inc. (a)	20,000	1,428,000
		47,138,690
Consumer Discretionary (5.3%)
Amazon.com, Inc. (a)	30,000	7,150,200
Lowe's Cos., Inc.	10,000	2,204,900
NIKE, Inc., Class B	102,500	4,207,625
O'Reilly Automotive, Inc. (a)	67,500	6,216,075
Ross Stores, Inc.	15,000	3,192,750
Starbucks Corp.	40,000	4,087,600
		27,059,150
Consumer Staples (4.5%)
Church & Dwight Co., Inc.	48,750	4,722,900
Costco Wholesale Corp.	6,000	5,612,820
McCormick & Co., Inc. (Non Voting)	40,000	2,016,800
PepsiCo, Inc.	30,000	4,062,000
Procter & Gamble (The) Co.	25,000	3,666,000
Sysco Corp.	35,000	2,925,300
		23,005,820
Energy (3.0%)
Chevron Corp.	20,000	3,315,200
Exxon Mobil Corp.	87,750	11,997,180
		15,312,380
Financials (14.2%)
American Express Co.	19,750	6,680,437
Berkshire Hathaway, Inc., Class B (a)	20,000	10,007,800
Chubb Ltd.	18,000	6,133,320
Cincinnati Financial Corp.	60,000	11,108,400
JPMorgan Chase & Co.	70,000	22,913,100
Visa, Inc., Class A	47,500	16,296,775
		73,139,832
Health Care (9.1%)
Becton, Dickinson & Co.	35,000	5,296,550
Edwards Lifesciences Corp. (a)	95,000	8,593,700
Johnson & Johnson	50,000	12,698,500
Mettler-Toledo International, Inc. (a)	3,500	4,471,285
Stryker Corp.	25,000	7,871,000
UnitedHealth Group, Inc.	9,000	3,740,670
Waters Corp. (a)	11,000	4,125,440
		46,797,145
Industrials (9.3%)
Automatic Data Processing, Inc.	45,000	10,077,750
Donaldson Co., Inc.	50,000	4,488,500
Hubbell, Inc.	18,500	9,679,200
Illinois Tool Works, Inc.	25,400	6,869,938
Union Pacific Corp.	25,500	6,936,000
W.W. Grainger, Inc.	7,300	9,930,920
		47,982,308
Information Technology (19.0%)
Accenture PLC, Class A	30,000	3,733,200
Apple, Inc.	120,000	34,723,200
Common Stocks (continued)
	Shares	Fair Value ($)
Information Technology (continued)
Cisco Systems, Inc.	65,000	7,634,900
Microsoft Corp.	75,000	27,976,500
NVIDIA Corp.	90,000	18,008,100
Oracle Corp.	10,000	1,465,500
TE Connectivity PLC	20,000	4,032,200
		97,573,600
Materials (1.7%)
Air Products and Chemicals, Inc.	15,000	4,397,700
AptarGroup, Inc.	32,500	4,069,000
		8,466,700
Utilities (1.7%)
Essential Utilities, Inc.	110,000	4,214,100
WEC Energy Group, Inc.	40,000	4,670,800
		8,884,900
TOTAL COMMON STOCKS (Cost $96,953,435)		395,360,525

Corporate Bonds (2.8%)
	Principal Amount ($)
Communication Services (0.1%)
Verizon Communications, Inc., 4.02%, 12/3/29, Callable 9/3/29 @ 100	250,000	245,342
Consumer Discretionary (0.6%)
Home Depot (The), Inc., 2.70%, 4/15/30	1,000,000	938,583
Lowe's Cos., Inc., 3.10%, 5/3/27, Callable 2/3/27 @ 100	750,000	742,710
Lowe's Cos., Inc., 1.30%, 4/15/28	750,000	708,904
McDonald's Corp., 2.63%, 9/1/29, MTN, Callable 6/1/29 @ 100	500,000	473,016
Toyota Motor Credit Corp., 3.65%, 1/8/29	350,000	343,650
		3,206,863
Consumer Staples (0.1%)
Estee Lauder (The) Cos., Inc., 2.38%, 12/1/29, Callable 9/1/29 @ 100	750,000	696,289
Financials (0.3%)
Bank of America Corp., 4.18%, 11/25/27, Callable 11/25/26 @ 100	500,000	497,560
Cincinnati Financial Corp., 6.92%, 5/15/28	500,000	521,168
JPMorgan Chase & Co., (Variable, 3M CME Term SOFR + 1.38%), 4.01%, 4/23/29(b)	500,000	494,542
		1,513,270
Health Care (0.7%)
Becton, Dickinson & Co., 6.70%, 12/1/26	750,000	754,515
Merck & Co., Inc., 1.70%, 6/10/27	350,000	342,023
Pfizer, Inc., 3.60%, 9/15/28	500,000	492,832
Stryker Corp., 1.95%, 6/15/30	1,000,000	905,413
See Notes to Financial Statements

Schedule of Portfolio Investments
Boston Trust Asset Management Fund
June 30, 2026 (Unaudited)
Corporate Bonds (continued)
	Principal Amount ($)	Fair Value ($)
Health Care (continued)
UnitedHealth Group, Inc., 3.38%, 4/15/27	500,000	496,971
Zoetis, Inc., 3.90%, 8/20/28	750,000	740,797
		3,732,551
Industrials (0.9%)
Emerson Electric Co., 2.00%, 12/21/28, Callable 10/21/28 @ 100	1,400,000	1,321,237
Hubbell, Inc., 3.50%, 2/15/28	1,000,000	983,372
John Deere Capital Corp., 2.80%, 9/8/27, MTN	500,000	491,486
John Deere Capital Corp., 3.45%, 3/7/29, MTN	1,250,000	1,220,569
Union Pacific Corp., 3.95%, 9/10/28	400,000	396,217
		4,412,881
Materials (0.1%)
Air Products and Chemicals, Inc., 1.85%, 5/15/27	400,000	392,024
TOTAL CORPORATE BONDS (Cost $14,294,641)		14,199,220

U.S. Government & U.S. Government Agency Obligations (18.0%)

Federal Farm Credit Bank (1.7%)
3.39%, 2/1/28	2,000,000	1,977,623
3.88%, 9/20/32	1,000,000	971,926
4.38%, 3/3/33	1,500,000	1,495,522
3.25%, 2/27/34	1,500,000	1,367,539
3.50%, 3/2/34	3,000,000	2,783,262
		8,595,872
Federal Home Loan Bank (1.1%)
2.50%, 12/10/27	1,500,000	1,463,408
3.50%, 7/20/32	1,500,000	1,423,639
4.00%, 6/10/33	2,500,000	2,439,899
		5,326,946
U.S. Treasury Bond (5.3%)
5.38%, 2/15/31	5,500,000	5,773,926
4.50%, 2/15/36	15,250,000	15,434,072
4.38%, 5/15/41	3,000,000	2,874,609
3.88%, 5/15/43	3,500,000	3,093,535
		27,176,142
U.S. Treasury Inflation Indexed Note (1.6%)
1.13%, 1/15/33	7,266,870	6,872,885
1.38%, 7/15/33	1,644,765	1,577,661
		8,450,546
U.S. Treasury Note (8.3%)
2.25%, 11/15/27	6,500,000	6,335,215
3.25%, 6/30/29	6,500,000	6,333,184
0.88%, 11/15/30	4,000,000	3,473,437
3.38%, 5/15/33	6,000,000	5,666,953
U.S. Government & U.S. Government Agency Obligations (continued)
	Principal Amount ($)	Fair Value ($)
U.S. Treasury Note (continued)
3.88%, 8/15/33	14,000,000	13,613,906
4.00%, 2/15/34	7,750,000	7,571,387
		42,994,082
TOTAL U.S. GOVERNMENT & U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $91,541,323)		92,543,588

Investment Companies (2.1%)
	Shares
Northern Institutional Treasury Portfolio (Premier Class), 3.51% (c)	10,673,981	10,673,981
TOTAL INVESTMENT COMPANIES (Cost $10,673,981)		10,673,981
Total Investments (Cost $213,463,380) — 99.9%		512,777,314
Other assets in excess of liabilities — 0.1%		750,937
Net Assets — 100.0%		$513,528,251

(a)	Non-income producing security.
(b)	Variable or floating rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of June 30, 2026.
(c)	Rate disclosed is the seven-day yield as of June 30, 2026.

CME	Chicago Mercantile Exchange
MTN	Medium Term Note
PLC	Public Limited Company
SOFR	Secured Overnight Financing Rate
See Notes to Financial Statements

Financial Statements
Boston Trust Asset Management Fund
Statement of Assets and Liabilities
June 30, 2026 (Unaudited)
Assets:
Investments, at fair value (cost $213,463,380)	$512,777,314
Interest and dividends receivable	1,338,577
Receivable for tax reclaims	3,672
Receivable for capital shares issued	313
Prepaid expenses	17,749
Total Assets	514,137,625
Liabilities:
Payable for capital shares redeemed	260,409
Accrued expenses and other liabilities:
Investment adviser	299,687
Administration and accounting	15,610
Chief compliance officer	26
Custodian	4,910
Shareholder servicing fees	9,590
Transfer agent	3,279
Trustee	517
Other	15,346
Total Liabilities	609,374
Net Assets	$513,528,251
Composition of Net Assets:
Paid-in capital	$170,650,678
Total distributable earnings	342,877,573
Net Assets	$513,528,251
Shares outstanding (par value $0.01, unlimited number of shares authorized)	8,499,865
Net Asset Value, Offering Price and Redemption price per share	$60.42
Statement of Operations
For the period ended June 30, 2026 (Unaudited)
Investment Income:
Dividends	$2,715,986
Interest	2,657,215
Less: Foreign tax withholding	(315)
Total Investment Income	5,372,886
Expenses:
Investment adviser	1,821,592
Administration and accounting	48,812
Chief compliance officer	10,303
Custodian	13,465
Shareholder servicing	48,028
Transfer agency	14,196
Trustee	23,540
Other	52,734
Total expenses	2,032,670
Net Expenses	2,032,670
Net Investment Income	3,340,216
Net Realized/Unrealized Gains from Investments:
Net realized gains from investment transactions	5,214,865
Change in unrealized appreciation on investments	25,277
Net realized/unrealized gains on investments	5,240,142
Change in Net Assets Resulting from Operations	$8,580,358
See Notes to Financial Statements

Financial Statements
Boston Trust Asset Management Fund
Statements of Changes in Net Assets
	For the six months ended June 30, 2026	For the year ended December 31, 2025
	(Unaudited)
Investment Activities:
Operations:
Net investment income	$3,340,216	$7,174,938
Net realized gains from investment transactions	5,214,865	75,772,923
Change in unrealized appreciation (depreciation) on investments	25,277	(40,513,791)
Change in Net Assets Resulting from Operations	8,580,358	42,434,070
Distributions To Shareholders:
Total Distributions	—	(59,781,253)
Change in Net Assets Resulting from distributions to shareholders	—	(59,781,253)
Capital Share Transactions:
Proceeds from shares issued	3,924,154	3,858,333
Dividends reinvested	—	27,543,455
Cost of shares redeemed	(27,269,669)	(55,375,508)
Change in Net Assets Resulting from Capital Share Transactions	(23,345,515)	(23,973,720)
Change in Net Assets	(14,765,157)	(41,320,903)
Net Assets:
Beginning of period	528,293,408	569,614,311
End of period	$513,528,251	$528,293,408
Share Transactions:
Issued	65,197	62,373
Reinvested	—	464,555
Redeemed	(456,488)	(880,066)
Change in shares	(391,291)	(353,138)
See Notes to Financial Statements

Financial Statements
Boston Trust Asset Management Fund
Financial Highlights
Selected data for a share outstanding throughout the periods indicated.
	For the six months ended June 30, 2026	For the year ended December 31, 2025	For the year ended December 31, 2024	For the year ended December 31, 2023	For the year ended December 31, 2022	For the year ended December 31, 2021
	(Unaudited)
Net Asset Value, Beginning of Period	$ 59.42	$ 61.62	$ 58.81	$ 55.13	$ 67.46	$ 56.29
Investment Activities:
Operations:
Net investment income	0.39	0.85	0.85	0.89	0.63	0.48
Net realized/unrealized gains (losses) from investments	0.61	4.02	5.83	6.60	(10.42)	11.69
Total from investment activities	1.00	4.87	6.68	7.49	(9.79)	12.17
Distributions from:
Net investment income	—	(0.85)	(0.94)	(0.80)	(0.65)	(0.49)
Net realized gains from investment transactions	—	(6.22)	(2.93)	(3.01)	(1.89)	(0.51)
Total distributions	—	(7.07)	(3.87)	(3.81)	(2.54)	(1.00)
Net Asset Value, End of Period	$ 60.42	$ 59.42	$ 61.62	$ 58.81	$ 55.13	$ 67.46
Total Return	1.68%(a)	7.92%	11.19%	13.72%	(14.65)%	21.65%
Ratios/Supplemental Data:
Net assets at end of period (000's)	$ 513,528	$ 528,293	$ 569,614	$ 569,507	$ 551,338	$ 702,741
Ratio of net expenses to average net assets	0.79%(b)	0.80%	0.80%	0.82%	0.83%	0.81%
Ratio of net investment income to average net assets	1.30%(b)	1.29%	1.30%	1.45%	1.05%	0.77%
Portfolio turnover rate	2.89%(a)	10.65%	7.52%	24.76%(c)	35.52%	6.51%

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	Excludes impact of in-kind transactions.
See Notes to Financial Statements

Schedule of Portfolio Investments
Boston Trust Equity Fund
June 30, 2026 (Unaudited)

Common Stocks (99.3%)
	Shares	Fair Value ($)
Communication Services (14.1%)
Alphabet, Inc., Class A	14,000	5,003,180
Alphabet, Inc., Class C	63,800	22,542,454
Meta Platforms, Inc., Class A	10,000	5,632,900
Netflix, Inc. (a)	18,000	1,285,200
		34,463,734
Consumer Discretionary (7.9%)
Amazon.com, Inc. (a)	20,000	4,766,800
Lowe's Cos., Inc.	10,000	2,204,900
NIKE, Inc., Class B	24,000	985,200
O'Reilly Automotive, Inc. (a)	46,125	4,247,651
Ross Stores, Inc.	7,000	1,489,950
Starbucks Corp.	23,000	2,350,370
TJX (The) Cos., Inc.	21,500	3,257,250
		19,302,121
Consumer Staples (6.4%)
Church & Dwight Co., Inc.	15,000	1,453,200
Costco Wholesale Corp.	6,500	6,080,555
McCormick & Co., Inc. (Non Voting)	28,000	1,411,760
PepsiCo, Inc.	18,000	2,437,200
Procter & Gamble (The) Co.	9,000	1,319,760
Sysco Corp.	34,000	2,841,720
		15,544,195
Energy (3.7%)
Chevron Corp.	13,000	2,154,880
Exxon Mobil Corp.	50,000	6,836,000
		8,990,880
Financials (15.5%)
American Express Co.	10,500	3,551,625
Berkshire Hathaway, Inc., Class B (a)	8,250	4,128,218
Chubb Ltd.	10,000	3,407,400
Cincinnati Financial Corp.	20,000	3,702,800
JPMorgan Chase & Co.	41,000	13,420,530
Visa, Inc., Class A	28,000	9,606,520
		37,817,093
Health Care (10.1%)
Becton, Dickinson & Co.	15,000	2,269,950
Edwards Lifesciences Corp. (a)	22,500	2,035,350
Johnson & Johnson	28,500	7,238,145
Mettler-Toledo International, Inc. (a)	1,500	1,916,265
Stryker Corp.	12,000	3,778,080
UnitedHealth Group, Inc.	6,200	2,576,906
Waters Corp. (a)	12,780	4,793,011
		24,607,707
Industrials (14.4%)
Automatic Data Processing, Inc.	20,000	4,479,000
Deere & Co.	4,750	3,013,068
Donaldson Co., Inc.	15,000	1,346,550
Hubbell, Inc.	10,000	5,232,000
Illinois Tool Works, Inc.	15,000	4,057,050
Lockheed Martin Corp.	6,000	3,056,760
Union Pacific Corp.	18,500	5,032,000
W.W. Grainger, Inc.	6,500	8,842,600
		35,059,028
Common Stocks (continued)
	Shares	Fair Value ($)
Information Technology (21.9%)
Accenture PLC, Class A	24,000	2,986,560
Apple, Inc.	63,100	18,258,616
Microsoft Corp.	43,000	16,039,860
NVIDIA Corp.	60,500	12,105,445
Oracle Corp.	6,425	941,584
TE Connectivity PLC	15,350	3,094,713
		53,426,778
Materials (2.5%)
Air Products and Chemicals, Inc.	14,800	4,339,064
AptarGroup, Inc.	14,250	1,784,100
		6,123,164
Utilities (2.8%)
Essential Utilities, Inc.	100,000	3,831,000
WEC Energy Group, Inc.	25,000	2,919,250
		6,750,250
TOTAL COMMON STOCKS (Cost $77,471,441)		242,084,950

Investment Companies (0.7%)

Northern Institutional Treasury Portfolio (Premier Class), 3.51% (b)	1,809,912	1,809,912
TOTAL INVESTMENT COMPANIES (Cost $1,809,912)		1,809,912
Total Investments (Cost $79,281,353) — 100.0%		243,894,862
Liabilities in excess of other assets — (0.0)%(c)		(54,406)
Net Assets — 100.0%		$243,840,456

(a)	Non-income producing security.
(b)	Rate disclosed is the seven-day yield as of June 30, 2026.
(c)	Represents less than 0.05%.

PLC	Public Limited Company
See Notes to Financial Statements

Financial Statements
Boston Trust Equity Fund
Statement of Assets and Liabilities
June 30, 2026 (Unaudited)
Assets:
Investments, at fair value (cost $79,281,353)	$243,894,862
Dividend receivable	120,724
Receivable for tax reclaims	2,040
Receivable for capital shares issued	96
Prepaid expenses	7,900
Total Assets	244,025,622
Liabilities:
Payable for capital shares redeemed	9,194
Accrued expenses and other liabilities:
Investment adviser	151,543
Administration and accounting	9,604
Custodian	2,389
Shareholder servicing fees	2,268
Transfer agent	3,022
Trustee	93
Other	7,053
Total Liabilities	185,166
Net Assets	$243,840,456
Composition of Net Assets:
Paid-in capital	$60,537,723
Total distributable earnings	183,302,733
Net Assets	$243,840,456
Shares outstanding (par value $0.01, unlimited number of shares authorized)	5,304,379
Net Asset Value, Offering Price and Redemption price per share	$45.97
Statement of Operations
For the period ended June 30, 2026 (Unaudited)
Investment Income:
Dividends	$1,630,623
Less: Foreign tax withholding	(175)
Total Investment Income	1,630,448
Expenses:
Investment adviser	914,296
Administration and accounting	29,447
Chief compliance officer	4,809
Custodian	6,845
Shareholder servicing	12,641
Transfer agency	13,244
Trustee	11,000
Other	23,701
Total expenses	1,015,983
Net Expenses	1,015,983
Net Investment Income	614,465
Net Realized/Unrealized Gains from Investments:
Net realized gains from investment transactions	4,184,681
Change in unrealized appreciation on investments	397,952
Net realized/unrealized gains on investments	4,582,633
Change in Net Assets Resulting from Operations	$5,197,098
See Notes to Financial Statements

Financial Statements
Boston Trust Equity Fund
Statements of Changes in Net Assets
	For the six months ended June 30, 2026	For the year ended December 31, 2025
	(Unaudited)
Investment Activities:
Operations:
Net investment income	$614,465	$1,290,099
Net realized gains from investment transactions	4,184,681	28,463,276
Change in unrealized appreciation (depreciation) on investments	397,952	(8,443,749)
Change in Net Assets Resulting from Operations	5,197,098	21,309,626
Distributions To Shareholders:
Total Distributions	—	(17,712,214)
Change in Net Assets Resulting from distributions to shareholders	—	(17,712,214)
Capital Share Transactions:
Proceeds from shares issued	2,701,631	3,750,350
Dividends reinvested	—	5,943,100
Cost of shares redeemed	(11,002,267)	(12,269,842)
Change in Net Assets Resulting from Capital Share Transactions	(8,300,636)	(2,576,392)
Change in Net Assets	(3,103,538)	1,021,020
Net Assets:
Beginning of period	246,943,994	245,922,974
End of period	$243,840,456	$246,943,994
Share Transactions:
Issued	58,613	80,638
Reinvested	—	132,452
Redeemed	(240,147)	(269,480)
Change in shares	(181,534)	(56,390)
See Notes to Financial Statements

Financial Statements
Boston Trust Equity Fund
Financial Highlights
Selected data for a share outstanding throughout the periods indicated.
	For the six months ended June 30, 2026	For the year ended December 31, 2025	For the year ended December 31, 2024	For the year ended December 31, 2023	For the year ended December 31, 2022	For the year ended December 31, 2021
	(Unaudited)
Net Asset Value, Beginning of Period	$ 45.01	$ 44.37	$ 39.96	$ 34.61	$ 41.55	$ 32.89
Investment Activities:
Operations:
Net investment income	0.12	0.24	0.28	0.30	0.24	0.20
Net realized/unrealized gains (losses) from investments	0.84	3.70	5.24	5.67	(6.08)	9.56
Total from investment activities	0.96	3.94	5.52	5.97	(5.84)	9.76
Distributions from:
Net investment income	—	(0.24)	(0.33)	(0.26)	(0.24)	(0.20)
Net realized gains from investment transactions	—	(3.06)	(0.78)	(0.36)	(0.86)	(0.90)
Total distributions	—	(3.30)	(1.11)	(0.62)	(1.10)	(1.10)
Net Asset Value, End of Period	$ 45.97	$ 45.01	$ 44.37	$ 39.96	$ 34.61	$ 41.55
Total Return	2.13%(a)	8.90%	13.72%	17.29%	(14.16)%	29.77%
Ratios/Supplemental Data:
Net assets at end of period (000's)	$ 243,840	$ 246,944	$ 245,923	$ 222,904	$ 191,430	$ 222,866
Ratio of net expenses to average net assets	0.83%(b)	0.83%	0.83%	0.85%	0.86%	0.85%
Ratio of net investment income to average net assets	0.50%(b)	0.52%	0.63%	0.81%	0.66%	0.53%
Portfolio turnover rate	2.67%(a)	13.82%	3.22%	6.19%	10.30%	7.33%

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
See Notes to Financial Statements

Schedule of Portfolio Investments
Boston Trust Midcap Fund
June 30, 2026 (Unaudited)

Common Stocks (97.5%)
	Shares	Fair Value ($)
Communication Services (1.2%)
New York Times (The) Co., Class A	30,057	2,103,389
Consumer Discretionary (8.9%)
AutoZone, Inc. (a)	512	1,636,321
Choice Hotels International, Inc.	19,470	2,146,957
DR Horton, Inc.	11,862	1,932,082
Genuine Parts Co.	16,621	1,960,946
Ross Stores, Inc.	12,000	2,554,200
Texas Roadhouse, Inc.	9,040	1,746,799
Ulta Beauty, Inc. (a)	3,159	1,424,646
Williams-Sonoma, Inc.	7,700	1,794,870
		15,196,821
Consumer Staples (5.4%)
BJ's Wholesale Club Holdings, Inc. (a)	26,855	2,342,293
Church & Dwight Co., Inc.	17,798	1,724,270
Colgate-Palmolive Co.	19,240	1,763,923
Sprouts Farmers Market, Inc. (a)	20,078	1,698,197
Sysco Corp.	21,513	1,798,057
		9,326,740
Energy (4.0%)
EOG Resources, Inc.	21,264	2,758,579
Magnolia Oil & Gas Corp., Class A	82,125	2,100,757
SLB Ltd.	41,986	1,951,929
		6,811,265
Financials (15.5%)
American Financial Group, Inc.	22,393	3,133,676
Brown & Brown, Inc.	26,545	1,702,862
Cboe Global Markets, Inc.	7,165	1,738,731
Cincinnati Financial Corp.	15,921	2,947,614
Commerce Bancshares, Inc.	48,783	2,817,218
Cullen/Frost Bankers, Inc.	13,257	2,048,472
East West Bancorp, Inc.	14,928	1,927,055
FactSet Research Systems, Inc.	9,076	2,088,206
Jack Henry & Associates, Inc.	11,500	1,584,010
MSCI, Inc.	5,291	2,963,172
SEI Investments Co.	41,020	3,597,864
		26,548,880
Health Care (10.3%)
Agilent Technologies, Inc.	15,365	2,040,933
Edwards Lifesciences Corp. (a)	36,016	3,258,007
IDEXX Laboratories, Inc. (a)	2,787	1,467,188
Medpace Holdings, Inc. (a)	4,773	2,527,733
Mettler-Toledo International, Inc. (a)	3,120	3,985,831
STERIS PLC	10,117	2,130,337
Veeva Systems, Inc., Class A (a)	6,987	1,239,983
Zoetis, Inc.	13,652	981,033
		17,631,045
Industrials (20.7%)
A. O. Smith Corp.	22,817	1,431,082
Allegion PLC	17,017	2,390,718
AMETEK, Inc.	11,222	2,715,051
Broadridge Financial Solutions, Inc.	9,740	1,333,893
Core & Main, Inc., Class A (a)	32,362	1,561,466
Donaldson Co., Inc.	21,490	1,929,157
Common Stocks (continued)
	Shares	Fair Value ($)
Industrials (continued)
Expeditors International of Washington, Inc.	13,637	2,222,558
Hubbell, Inc.	6,793	3,554,098
IDEX Corp.	13,999	3,177,073
Lincoln Electric Holdings, Inc.	6,737	1,788,741
Nordson Corp.	10,841	3,270,621
Paychex, Inc.	36,647	3,603,500
Snap-on, Inc.	4,849	1,951,238
Veralto Corp.	28,700	2,545,116
Verisk Analytics, Inc.	10,837	1,945,567
		35,419,879
Information Technology (14.9%)
Amdocs Ltd.	16,071	812,229
Dynatrace, Inc. (a)	44,809	1,967,563
Fortinet, Inc. (a)	22,823	3,506,069
Keysight Technologies, Inc. (a)	9,323	3,263,703
NetApp, Inc.	20,087	3,108,664
NXP Semiconductors NV	11,500	3,231,845
Qualys, Inc. (a)	18,255	2,509,880
TE Connectivity PLC	16,866	3,400,354
Teradyne, Inc.	7,700	3,725,568
		25,525,875
Materials (5.2%)
AptarGroup, Inc.	23,763	2,975,128
Avery Dennison Corp.	9,528	1,546,871
Ball Corp.	30,068	1,876,243
RPM International, Inc.	23,075	2,564,786
		8,963,028
Real Estate (4.3%)
AvalonBay Communities, Inc.	7,446	1,404,986
Camden Property Trust	14,466	1,656,212
Jones Lang LaSalle, Inc. (a)	8,442	2,616,598
STAG Industrial, Inc.	45,299	1,724,080
		7,401,876
Utilities (7.1%)
Atmos Energy Corp.	14,032	2,417,293
Essential Utilities, Inc.	78,061	2,990,517
Eversource Energy	33,494	2,420,611
ONE Gas, Inc.	21,033	1,621,013
WEC Energy Group, Inc.	23,340	2,725,412
		12,174,846
TOTAL COMMON STOCKS (Cost $113,435,975)		167,103,644

See Notes to Financial Statements

Schedule of Portfolio Investments
Boston Trust Midcap Fund
June 30, 2026 (Unaudited)

Investment Companies (0.8%)
	Shares	Fair Value ($)
Northern Institutional Treasury Portfolio (Premier Class), 3.51% (b)	1,469,230	1,469,230
TOTAL INVESTMENT COMPANIES (Cost $1,469,230)		1,469,230
Total Investments (Cost $114,905,205) — 98.3%		168,572,874
Other assets in excess of liabilities — 1.7%		2,836,540
Net Assets — 100.0%		$171,409,414

(a)	Non-income producing security.
(b)	Rate disclosed is the seven-day yield as of June 30, 2026.

PLC	Public Limited Company
See Notes to Financial Statements

Financial Statements
Boston Trust Midcap Fund
Statement of Assets and Liabilities
June 30, 2026 (Unaudited)
Assets:
Investments, at fair value (cost $114,905,205)	$168,572,874
Dividend receivable	144,522
Receivable for capital shares issued	3,454,271
Prepaid expenses	16,729
Total Assets	172,188,396
Liabilities:
Payable for capital shares redeemed	631,299
Accrued expenses and other liabilities:
Investment adviser	102,982
Administration and accounting	6,896
Chief compliance officer	73
Shareholder servicing fees	26,399
Transfer agent	3,858
Trustee	224
Other	7,251
Total Liabilities	778,982
Net Assets	$171,409,414
Composition of Net Assets:
Paid-in capital	$107,992,265
Total distributable earnings	63,417,149
Net Assets	$171,409,414
Shares outstanding (par value $0.01, unlimited number of shares authorized)	7,149,658
Net Asset Value, Offering Price and Redemption price per share	$23.97
Statement of Operations
For the period ended June 30, 2026 (Unaudited)
Investment Income:
Dividends	$1,526,379
Less: Foreign tax withholding	(1,015)
Total Investment Income	1,525,364
Expenses:
Investment adviser	704,152
Administration and accounting	27,475
Chief compliance officer	3,925
Custodian	15,374
Shareholder servicing	135,951
Transfer agency	15,216
Trustee	8,981
Other	32,766
Total expenses before fee reductions	943,840
Fees contractually reduced by the investment adviser	(4,970)
Net Expenses	938,870
Net Investment Income	586,494
Net Realized/Unrealized Gains from Investments:
Net realized gains from investment transactions	6,020,041
Change in unrealized appreciation on investments	1,049,679
Net realized/unrealized gains on investments	7,069,720
Change in Net Assets Resulting from Operations	$7,656,214
See Notes to Financial Statements

Financial Statements
Boston Trust Midcap Fund
Statements of Changes in Net Assets
	For the six months ended June 30, 2026	For the year ended December 31, 2025
	(Unaudited)
Investment Activities:
Operations:
Net investment income	$586,494	$1,477,973
Net realized gains from investment transactions	6,020,041	22,084,707
Change in unrealized appreciation (depreciation) on investments	1,049,679	(13,836,175)
Change in Net Assets Resulting from Operations	7,656,214	9,726,505
Distributions To Shareholders:
Total Distributions	—	(21,070,114)
Change in Net Assets Resulting from distributions to shareholders	—	(21,070,114)
Capital Share Transactions:
Proceeds from shares issued	9,348,268	19,784,744
Dividends reinvested	—	15,664,326
Cost of shares redeemed	(51,888,164)	(72,129,792)
Change in Net Assets Resulting from Capital Share Transactions	(42,539,896)	(36,680,722)
Change in Net Assets	(34,883,682)	(48,024,331)
Net Assets:
Beginning of period	206,293,096	254,317,427
End of period	$171,409,414	$206,293,096
Share Transactions:
Issued	397,177	812,643
Reinvested	—	679,286
Redeemed	(2,239,738)	(2,940,160)
Change in shares	(1,842,561)	(1,448,231)
See Notes to Financial Statements

Financial Statements
Boston Trust Midcap Fund
Financial Highlights
Selected data for a share outstanding throughout the periods indicated.
	For the six months ended June 30, 2026	For the year ended December 31, 2025	For the year ended December 31, 2024	For the year ended December 31, 2023	For the year ended December 31, 2022	For the year ended December 31, 2021
	(Unaudited)
Net Asset Value, Beginning of Period	$ 22.94	$ 24.36	$ 22.98	$ 21.26	$ 24.96	$ 21.02
Investment Activities:
Operations:
Net investment income	0.08	0.18	0.14	0.13	0.10	0.08
Net realized/unrealized gains (losses) from investments	0.95	0.89	2.27	2.60	(2.80)	5.09
Total from investment activities	1.03	1.07	2.41	2.73	(2.70)	5.17
Distributions from:
Net investment income	—	(0.18)	(0.15)	(0.10)	(0.09)	(0.10)
Net realized gains from investment transactions	—	(2.31)	(0.88)	(0.91)	(0.91)	(1.13)
Total distributions	—	(2.49)	(1.03)	(1.01)	(1.00)	(1.23)
Net Asset Value, End of Period	$ 23.97	$ 22.94	$ 24.36	$ 22.98	$ 21.26	$ 24.96
Total Return	4.49%(a)	4.35%	10.28%	13.05%	(10.94)%	24.81%
Ratios/Supplemental Data:
Net assets at end of period (000's)	$ 171,409	$ 206,293	$ 254,317	$ 228,522	$ 162,514	$ 172,765
Ratio of net expenses to average net assets	1.00%(b)	0.98%	0.98%	1.00%	1.00%	1.00%
Ratio of net investment income to average net assets	0.62%(b)	0.62%	0.57%	0.57%	0.45%	0.36%
Ratio of expenses (before fee reductions or recoupment of fees previously reimbursed by the investment adviser) to average net assets (c)	1.01%(b)	0.98%	0.98%	0.98%	1.00%	1.00%
Portfolio turnover rate	13.25%(a)	29.70%	31.14%	26.29%	27.89%	19.72%

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the periods, certain fees may have been reduced or recouped by the investment adviser. If such fee reductions/recoupments had not occurred, the ratio would have been as indicated.
See Notes to Financial Statements

Schedule of Portfolio Investments
Boston Trust SMID Cap Fund
June 30, 2026 (Unaudited)

Common Stocks (99.0%)
	Shares	Fair Value ($)
Communication Services (1.1%)
New York Times (The) Co., Class A	123,686	8,655,546
Consumer Discretionary (8.4%)
Cavco Industries, Inc. (a)	13,763	8,455,712
Choice Hotels International, Inc.	86,443	9,532,070
Genuine Parts Co.	62,560	7,380,829
Service Corp. International	149,011	11,318,875
Texas Roadhouse, Inc.	58,904	11,382,020
TopBuild Corp. (a)	19,782	7,013,312
Williams-Sonoma, Inc.	46,480	10,834,488
		65,917,306
Consumer Staples (2.8%)
BJ's Wholesale Club Holdings, Inc. (a)	151,126	13,181,210
Sprouts Farmers Market, Inc. (a)	100,535	8,503,250
		21,684,460
Energy (3.8%)
Antero Midstream Corp.	592,950	13,489,613
Magnolia Oil & Gas Corp., Class A	387,257	9,906,034
Matador Resources Co.	118,978	5,922,725
		29,318,372
Financials (15.6%)
American Financial Group, Inc.	79,535	11,130,128
Cboe Global Markets, Inc.	37,608	9,126,333
Cincinnati Financial Corp.	84,273	15,602,303
Commerce Bancshares, Inc.	206,235	11,910,071
Cullen/Frost Bankers, Inc.	68,195	10,537,492
East West Bancorp, Inc.	69,410	8,960,137
Evercore, Inc., Class A	23,225	7,929,944
FactSet Research Systems, Inc.	29,378	6,759,290
International Bancshares Corp.	123,220	9,358,559
Jack Henry & Associates, Inc.	58,785	8,097,046
Northern Trust Corp.	44,017	7,651,915
SEI Investments Co.	164,308	14,411,455
		121,474,673
Health Care (14.7%)
Charles River Laboratories International, Inc. (a)	55,940	12,686,633
Chemed Corp.	19,623	9,139,216
Globus Medical, Inc., Class A (a)	172,537	13,632,148
Halozyme Therapeutics, Inc. (a)	108,390	8,483,685
Jazz Pharmaceuticals PLC (a)	55,703	13,422,752
Medpace Holdings, Inc. (a)	28,045	14,852,352
Mettler-Toledo International, Inc. (a)	8,600	10,986,586
STERIS PLC	52,156	10,982,489
UFP Technologies, Inc. (a)	22,910	6,074,128
West Pharmaceutical Services, Inc.	16,366	5,875,394
Zimmer Biomet Holdings, Inc.	103,955	8,949,486
		115,084,869
Industrials (23.5%)
Acuity, Inc.	25,923	9,764,157
Allegion PLC	97,105	13,642,281
Applied Industrial Technologies, Inc.	42,211	14,273,650
Donaldson Co., Inc.	121,755	10,929,946
Expeditors International of Washington, Inc.	81,708	13,316,770
Common Stocks (continued)
	Shares	Fair Value ($)
Industrials (continued)
Hubbell, Inc.	25,747	13,470,830
IDEX Corp.	67,486	15,315,948
Lennox International, Inc.	14,998	8,593,104
Lincoln Electric Holdings, Inc.	35,825	9,511,896
Masco Corp.	120,643	9,816,721
Nordson Corp.	51,058	15,403,688
Paycom Software, Inc.	60,593	7,615,328
Snap-on, Inc.	39,297	15,813,113
Veralto Corp.	134,643	11,940,141
Watts Water Technologies, Inc., Class A	35,679	13,966,545
		183,374,118
Information Technology (14.0%)
A10 Networks, Inc.	118,113	4,412,702
Badger Meter, Inc.	82,240	12,202,771
Dynatrace, Inc. (a)	234,919	10,315,293
F5, Inc. (a)	35,665	14,835,214
GoDaddy, Inc., Class A (a)	63,599	5,398,283
Littelfuse, Inc.	29,530	13,445,895
NetApp, Inc.	105,112	16,267,133
ON Semiconductor Corp. (a)	125,015	11,818,918
Power Integrations, Inc.	67,544	5,657,486
Qualys, Inc. (a)	105,668	14,528,293
		108,881,988
Materials (5.4%)
AptarGroup, Inc.	99,279	12,429,731
Avery Dennison Corp.	51,035	8,285,532
Ball Corp.	158,050	9,862,320
RPM International, Inc.	102,317	11,372,535
		41,950,118
Real Estate (5.8%)
Camden Property Trust	78,278	8,962,048
CubeSmart	197,171	7,841,491
Jones Lang LaSalle, Inc. (a)	42,138	13,060,673
Lamar Advertising Co., Class A	56,858	8,868,711
STAG Industrial, Inc.	172,059	6,548,565
		45,281,488
Utilities (3.9%)
Atmos Energy Corp.	39,847	6,864,443
Essential Utilities, Inc.	293,663	11,250,229
IDACORP, Inc.	41,499	6,278,799
ONE Gas, Inc.	81,678	6,294,923
		30,688,394
TOTAL COMMON STOCKS (Cost $592,731,880)		772,311,332

See Notes to Financial Statements

Schedule of Portfolio Investments
Boston Trust SMID Cap Fund
June 30, 2026 (Unaudited)
Investment Companies (1.0%)
	Shares	Fair Value ($)
Northern Institutional Treasury Portfolio (Premier Class), 3.51% (b)	7,475,809	7,475,809
TOTAL INVESTMENT COMPANIES (Cost $7,475,809)		7,475,809
Total Investments (Cost $600,207,689) — 100.0%		779,787,141
Other assets in excess of liabilities — 0.0%(c)		69,651
Net Assets — 100.0%		$779,856,792

(a)	Non-income producing security.
(b)	Rate disclosed is the seven-day yield as of June 30, 2026.
(c)	Represents less than 0.05%.

PLC	Public Limited Company
See Notes to Financial Statements

Financial Statements
Boston Trust SMID Cap Fund
Statement of Assets and Liabilities
June 30, 2026 (Unaudited)
Assets:
Investments, at fair value (cost $600,207,689)	$779,787,141
Dividend receivable	482,247
Receivable for capital shares issued	236,828
Prepaid expenses	17,436
Total Assets	780,523,652
Liabilities:
Payable for capital shares redeemed	191,226
Accrued expenses and other liabilities:
Investment adviser	420,937
Administration and accounting	21,421
Custodian	10,451
Transfer agent	3,372
Other	19,453
Total Liabilities	666,860
Net Assets	$779,856,792
Composition of Net Assets:
Paid-in capital	$598,447,523
Total distributable earnings	181,409,269
Net Assets	$779,856,792
Shares outstanding (par value $0.01, unlimited number of shares authorized)	29,435,773
Net Asset Value, Offering Price and Redemption price per share	$26.49
Statement of Operations
For the period ended June 30, 2026 (Unaudited)
Investment Income:
Dividends	$5,387,452
Total Investment Income	5,387,452
Expenses:
Investment adviser	2,723,011
Administration and accounting	66,806
Chief compliance officer	14,024
Custodian	25,885
Transfer agency	14,862
Trustee	32,126
Other	79,880
Total expenses before fee reductions	2,956,594
Fees contractually reduced by the investment adviser	(233,583)
Net Expenses	2,723,011
Net Investment Income	2,664,441
Net Realized/Unrealized Gains (Losses) from Investments:
Net realized gains from investment transactions	8,494,063
Change in unrealized appreciation on investments	45,735,415
Net realized/unrealized gains on investments	54,229,478
Change in Net Assets Resulting from Operations	$56,893,919
See Notes to Financial Statements

Financial Statements
Boston Trust SMID Cap Fund
Statements of Changes in Net Assets
	For the six months ended June 30, 2026	For the year ended December 31, 2025
	(Unaudited)
Investment Activities:
Operations:
Net investment income	$2,664,441	$5,688,755
Net realized gains from investment transactions	8,494,063	10,364,432
Change in unrealized appreciation (depreciation) on investments	45,735,415	(12,829,448)
Change in Net Assets Resulting from Operations	56,893,919	3,223,739
Distributions To Shareholders:
Total Distributions	—	(14,943,407)
Change in Net Assets Resulting from distributions to shareholders	—	(14,943,407)
Capital Share Transactions:
Proceeds from shares issued	58,559,394	104,019,731
Dividends reinvested	—	11,993,677
Cost of shares redeemed	(74,574,090)	(163,306,355)
Cost of in-kind shares redeemed (a)	—	(26,956,958)
Change in Net Assets Resulting from Capital Share Transactions	(16,014,696)	(74,249,905)
Change in Net Assets	40,879,223	(85,969,573)
Net Assets:
Beginning of period	738,977,569	824,947,142
End of period	$779,856,792	$738,977,569
Share Transactions:
Issued	2,327,151	4,224,604
Reinvested	—	485,181
Redeemed	(2,958,551)	(6,625,023)
Redeemed in-kind (a)	—	(1,147,593)
Change in shares	(631,400)	(3,062,831)

(a)	See Note 3 in the Notes to Financial Statements.
See Notes to Financial Statements

Financial Statements
Boston Trust SMID Cap Fund
Financial Highlights
Selected data for a share outstanding throughout the periods indicated.
	For the six months ended June 30, 2026	For the year ended December 31, 2025	For the year ended December 31, 2024	For the year ended December 31, 2023	For the year ended December 31, 2022	For the year ended December 31, 2021
	(Unaudited)
Net Asset Value, Beginning of Period	$ 24.58	$ 24.90	$ 23.07	$ 20.56	$ 24.32	$ 19.23
Investment Activities:
Operations:
Net investment income	0.09	0.19	0.19	0.19	0.19	0.17
Net realized/unrealized gains (losses) from investments	1.82	(0.01)	2.19	2.50	(3.10)	5.66
Total from investment activities	1.91	0.18	2.38	2.69	(2.91)	5.83
Distributions from:
Net investment income	—	(0.20)	(0.21)	(0.16)	(0.21)	(0.19)
Net realized gains from investment transactions	—	(0.30)	(0.34)	(0.02)	(0.64)	(0.55)
Total distributions	—	(0.50)	(0.55)	(0.18)	(0.85)	(0.74)
Net Asset Value, End of Period	$ 26.49	$ 24.58	$ 24.90	$ 23.07	$ 20.56	$ 24.32
Total Return	7.77%(a)	0.73%	10.17%	13.14%	(12.04)%	30.46%
Ratios/Supplemental Data:
Net assets at end of period (000's)	$ 779,857	$ 738,978	$ 824,947	$ 789,833	$ 533,455	$ 615,547
Ratio of net expenses to average net assets	0.75%(b)	0.75%	0.75%	0.75%	0.75%	0.75%
Ratio of net investment income to average net assets	0.73%(b)	0.74%	0.80%	0.92%	0.89%	0.80%
Ratio of expenses (before fee reductions or recoupment of fees previously reimbursed by the investment adviser) to average net assets (c)	0.81%(b)	0.81%	0.82%	0.85%	0.86%	0.85%
Portfolio turnover rate	22.61%(a)	26.52%(d)	31.51%(d)	31.10%	27.54%(d)	35.83%(d)

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the periods, certain fees may have been reduced or recouped by the investment adviser. If such fee reductions/recoupments had not occurred, the ratio would have been as indicated.
(d)	Excludes impact of in-kind transactions.
See Notes to Financial Statements

Active Ownership Report (Unaudited)
June 30, 2026 (Unaudited)
Boston Trust Walden's Annual Active Ownership Report is published in March. The report is available at: https://www.bostontrustwalden.com/2025-annual-active-ownership-report/

Schedule of Portfolio Investments
Boston Trust Walden Balanced Fund
June 30, 2026 (Unaudited)

Common Stocks (70.1%)
	Shares	Fair Value ($)
Communication Services (5.7%)
Alphabet, Inc., Class A	17,000	6,075,290
Alphabet, Inc., Class C	4,495	1,588,218
Walt Disney (The) Co.	5,400	519,750
		8,183,258
Consumer Discretionary (4.5%)
AutoZone, Inc. (a)	780	2,492,833
Booking Holdings, Inc.	5,625	1,002,600
Lowe's Cos., Inc.	5,000	1,102,450
Ross Stores, Inc.	8,560	1,821,996
		6,419,879
Consumer Staples (4.6%)
Costco Wholesale Corp.	3,600	3,367,692
PepsiCo, Inc.	9,995	1,353,323
Procter & Gamble (The) Co.	7,000	1,026,480
Sysco Corp.	10,000	835,800
		6,583,295
Energy (1.7%)
ConocoPhillips	22,625	2,352,095
Financials (8.2%)
Chubb Ltd.	8,585	2,925,253
FactSet Research Systems, Inc.	2,060	473,965
JPMorgan Chase & Co.	14,205	4,649,723
Marsh & McLennan Cos., Inc.	3,190	531,677
Visa, Inc., Class A	8,880	3,046,639
		11,627,257
Health Care (6.8%)
Agilent Technologies, Inc.	5,000	664,150
Cooper (The) Cos., Inc. (a)	10,705	767,656
Johnson & Johnson	8,050	2,044,458
Merck & Co., Inc.	11,005	1,414,143
Stryker Corp.	7,070	2,225,919
UnitedHealth Group, Inc.	6,300	2,618,469
		9,734,795
Industrials (7.5%)
Automatic Data Processing, Inc.	5,270	1,180,216
Deere & Co.	4,000	2,537,320
Donaldson Co., Inc.	13,275	1,191,697
Hubbell, Inc.	7,000	3,662,400
Union Pacific Corp.	3,900	1,060,800
United Parcel Service, Inc., Class B	9,250	994,375
		10,626,808
Information Technology (28.8%)
Accenture PLC, Class A	9,200	1,144,848
Adobe, Inc. (a)	2,155	441,818
Analog Devices, Inc.	4,100	1,628,397
Apple, Inc.	26,975	7,805,486
Applied Materials, Inc.	12,200	8,820,600
Cisco Systems, Inc.	35,515	4,171,592
KLA Corp.	15,500	4,676,505
Microsoft Corp.	18,410	6,867,298
NVIDIA Corp.	22,030	4,407,983
TE Connectivity PLC	5,500	1,108,855
		41,073,382
Common Stocks (continued)
	Shares	Fair Value ($)
Materials (1.1%)
Air Products and Chemicals, Inc.	3,600	1,055,448
AptarGroup, Inc.	4,160	520,832
		1,576,280
Utilities (1.2%)
Essential Utilities, Inc.	21,500	823,665
Eversource Energy	12,355	892,896
		1,716,561
TOTAL COMMON STOCKS (Cost $29,361,444)		99,893,610

Corporate Bonds (8.8%)
	Principal Amount ($)
Communication Services (0.8%)
Comcast Corp., 3.30%, 4/1/27	250,000	248,313
Verizon Communications, Inc., 1.50%, 9/18/30	1,000,000	880,490
		1,128,803
Consumer Discretionary (1.3%)
Home Depot (The), Inc., 1.38%, 3/15/31	1,500,000	1,299,469
NIKE, Inc., 2.75%, 3/27/27	500,000	494,661
		1,794,130
Consumer Staples (1.0%)
Estee Lauder (The) Cos., Inc., 1.95%, 3/15/31	1,675,000	1,484,632
Financials (0.8%)
John Deere Capital Corp., 2.80%, 7/18/29, MTN	350,000	333,784
JPMorgan Chase & Co., 2.95%, 10/1/26, Callable 7/31/26 @ 100	500,000	498,662
Mastercard, Inc., 2.95%, 11/21/26, Callable 8/21/26 @ 100	100,000	99,558
Mastercard, Inc., 3.30%, 3/26/27	150,000	149,082
		1,081,086
Health Care (1.8%)
Kaiser Foundation Hospitals, 3.15%, 5/1/27, Callable 2/1/27 @ 100	250,000	247,816
Pfizer, Inc., 1.70%, 5/28/30	1,300,000	1,168,810
UnitedHealth Group, Inc., 2.88%, 8/15/29	1,200,000	1,144,025
		2,560,651
Industrials (0.5%)
Hubbell, Inc., 3.50%, 2/15/28	150,000	147,506
Hubbell, Inc., 2.30%, 3/15/31	500,000	449,334
United Parcel Service, Inc., 2.40%, 11/15/26, Callable 8/15/26 @ 100	200,000	198,770
		795,610
Information Technology (1.0%)
Apple, Inc., 3.00%, 6/20/27	200,000	197,794
See Notes to Financial Statements

Schedule of Portfolio Investments
Boston Trust Walden Balanced Fund
June 30, 2026 (Unaudited)
Corporate Bonds (continued)
	Principal Amount ($)	Fair Value ($)
Information Technology (continued)
Apple, Inc., 2.20%, 9/11/29	350,000	328,727
Intel Corp., 3.90%, 3/25/30	1,000,000	971,339
		1,497,860
Materials (0.9%)
Air Products and Chemicals, Inc., 2.05%, 5/15/30	1,425,000	1,297,931
Utilities (0.7%)
Consolidated Edison Co. of New York, Inc., 3.35%, 4/1/30	1,000,000	955,580
TOTAL CORPORATE BONDS (Cost $13,376,177)		12,596,283

Municipal Bonds (0.5%)

Georgia (0.2%)
State of Georgia, GO, Series B, 1.40%, 8/1/33	350,000	285,309
Hawaii (0.3%)
State of Hawaii, GO, Series FZ, 1.87%, 8/1/33, Callable 8/1/30 @ 100	500,000	415,578
TOTAL MUNICIPAL BONDS (Cost $855,320)		700,887

U.S. Government & U.S. Government Agency Obligations (19.5%)

Federal Farm Credit Bank (0.2%)
2.85%, 3/2/28	250,000	244,564
Federal Home Loan Bank (0.5%)
5.50%, 7/15/36	700,000	754,757
Government National Mortgage Association (0.0%) (b)
4.00%, 9/15/40	6,012	5,698
4.00%, 9/15/41	17,407	16,584
		22,282
U.S. Treasury Bond (6.2%)
3.88%, 5/15/43	9,895,000	8,745,866
U.S. Treasury Inflation Indexed Note (4.3%)
0.75%, 7/15/28	663,345	648,544
0.25%, 7/15/29	1,301,910	1,241,609
1.88%, 7/15/34	4,245,240	4,184,023
		6,074,176
U.S. Treasury Note (8.3%)
2.75%, 8/15/32	1,555,000	1,428,109
3.88%, 8/15/33	10,750,000	10,453,535
		11,881,644
TOTAL U.S. GOVERNMENT & U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $27,778,604)		27,723,289

Investment Companies (0.8%)
	Shares	Fair Value ($)
Northern Institutional Treasury Portfolio (Premier Class), 3.51% (c)	1,196,719	1,196,719
TOTAL INVESTMENT COMPANIES (Cost $1,196,719)		1,196,719
Total Investments (Cost $72,568,264) — 99.7%		142,110,788
Other assets in excess of liabilities — 0.3%		411,273
Net Assets — 100.0%		$142,522,061

(a)	Non-income producing security.
(b)	Represents less than 0.05%.
(c)	Rate disclosed is the seven-day yield as of June 30, 2026.

GO	General Obligation
MTN	Medium Term Note
PLC	Public Limited Company
See Notes to Financial Statements

Financial Statements
Boston Trust Walden Balanced Fund
Statement of Assets and Liabilities
June 30, 2026 (Unaudited)
Assets:
Investments, at fair value (cost $72,568,264)	$142,110,788
Interest and dividends receivable	415,646
Receivable for tax reclaims	1,751
Receivable for investments sold	148,146
Receivable for capital shares issued	2,868
Prepaid expenses	14,248
Total Assets	142,693,447
Liabilities:
Payable for capital shares redeemed	51,656
Accrued expenses and other liabilities:
Investment adviser	86,489
Administration and accounting	9,193
Custodian	1,815
Shareholder servicing fees	14,026
Transfer agent	3,020
Trustee	58
Other	5,129
Total Liabilities	171,386
Net Assets	$142,522,061
Composition of Net Assets:
Paid-in capital	$54,456,412
Total distributable earnings	88,065,649
Net Assets	$142,522,061
Shares outstanding (par value $0.01, unlimited number of shares authorized)	5,775,634
Net Asset Value, Offering Price and Redemption price per share	$24.68
Statement of Operations
For the period ended June 30, 2026 (Unaudited)
Investment Income:
Interest	$926,731
Dividends	649,577
Less: Foreign tax withholding	(150)
Total Investment Income	1,576,158
Expenses:
Investment adviser	529,157
Administration and accounting	29,174
Chief compliance officer	2,814
Custodian	4,815
Shareholder servicing	56,835
Transfer agency	13,371
Trustee	6,437
Other	23,968
Total expenses	666,571
Net Expenses	666,571
Net Investment Income	909,587
Net Realized/Unrealized Gains from Investments:
Net realized gains from investment transactions	10,563,682
Change in unrealized depreciation on investments	(402,899)
Net realized/unrealized gains on investments	10,160,783
Change in Net Assets Resulting from Operations	$11,070,370
See Notes to Financial Statements

Financial Statements
Boston Trust Walden Balanced Fund
Statements of Changes in Net Assets
	For the six months ended June 30, 2026	For the year ended December 31, 2025
	(Unaudited)
Investment Activities:
Operations:
Net investment income	$909,587	$1,787,441
Net realized gains from investment transactions	10,563,682	15,405,467
Change in unrealized depreciation on investments	(402,899)	(1,750,413)
Change in Net Assets Resulting from Operations	11,070,370	15,442,495
Distributions To Shareholders:
Total Distributions	—	(11,322,793)
Change in Net Assets Resulting from distributions to shareholders	—	(11,322,793)
Capital Share Transactions:
Proceeds from shares issued	1,508,273	4,805,324
Dividends reinvested	—	7,482,251
Cost of shares redeemed	(18,512,281)	(25,607,571)
Change in Net Assets Resulting from Capital Share Transactions	(17,004,008)	(13,319,996)
Change in Net Assets	(5,933,638)	(9,200,294)
Net Assets:
Beginning of period	148,455,699	157,655,993
End of period	$142,522,061	$148,455,699
Share Transactions:
Issued	65,452	211,510
Reinvested	—	328,601
Redeemed	(792,936)	(1,113,368)
Change in shares	(727,484)	(573,257)
See Notes to Financial Statements

Financial Statements
Boston Trust Walden Balanced Fund
Financial Highlights
Selected data for a share outstanding throughout the periods indicated.
	For the six months ended June 30, 2026	For the year ended December 31, 2025	For the year ended December 31, 2024	For the year ended December 31, 2023	For the year ended December 31, 2022	For the year ended December 31, 2021
	(Unaudited)
Net Asset Value, Beginning of Period	$ 22.83	$ 22.28	$ 21.81	$ 20.97	$ 25.15	$ 21.82
Investment Activities:
Operations:
Net investment income	0.16	0.29	0.27	0.27	0.22	0.14
Net realized/unrealized gains (losses) from investments	1.69	2.08	1.26	2.24	(3.63)	4.07
Total from investment activities	1.85	2.37	1.53	2.51	(3.41)	4.21
Distributions from:
Net investment income	—	(0.29)	(0.31)	(0.25)	(0.22)	(0.14)
Net realized gains from investment transactions	—	(1.53)	(0.75)	(1.42)	(0.55)	(0.74)
Total distributions	—	(1.82)	(1.06)	(1.67)	(0.77)	(0.88)
Net Asset Value, End of Period	$ 24.68	$ 22.83	$ 22.28	$ 21.81	$ 20.97	$ 25.15
Total Return	8.10%(a)	10.66%	6.88%	12.18%	(13.67)%	19.38%
Ratios/Supplemental Data:
Net assets at end of period (000's)	$ 142,522	$ 148,456	$ 157,656	$ 165,591	$ 178,862	$ 209,536
Ratio of net expenses to average net assets	0.94%(b)	0.94%	0.95%	0.98%	1.00%	1.00%
Ratio of net investment income to average net assets	1.29%(b)	1.17%	1.14%	1.23%	0.98%	0.60%
Ratio of expenses (before fee reductions or recoupment of fees previously reimbursed by the investment adviser) to average net assets	0.94%(b)	0.94%	0.95%	0.96%(c)	0.99%(c)	1.00%(c)
Portfolio turnover rate	0.38%(a)	13.34%	3.30%	11.76%	28.62%	20.88%

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the periods, certain fees may have been reduced or recouped by the investment adviser. If such fee reductions/recoupments had not occurred, the ratio would have been as indicated.
See Notes to Financial Statements

Schedule of Portfolio Investments
Boston Trust Walden Equity Fund
June 30, 2026 (Unaudited)

Common Stocks (99.8%)
	Shares	Fair Value ($)
Communication Services (10.6%)
Alphabet, Inc., Class A	21,485	7,678,094
Alphabet, Inc., Class C	44,390	15,684,319
		23,362,413
Consumer Discretionary (6.2%)
AutoZone, Inc. (a)	1,145	3,659,351
Booking Holdings, Inc.	16,350	2,914,224
Lowe's Cos., Inc.	7,820	1,724,232
McDonald's Corp.	3,050	824,446
NIKE, Inc., Class B	24,650	1,011,882
Ross Stores, Inc.	17,080	3,635,478
		13,769,613
Consumer Staples (3.6%)
Costco Wholesale Corp.	2,820	2,638,025
Hershey (The) Co.	6,425	1,127,266
PepsiCo, Inc.	22,655	3,067,487
Sysco Corp.	13,075	1,092,809
		7,925,587
Energy (1.9%)
ConocoPhillips	41,615	4,326,296
Financials (14.9%)
American Express Co.	8,960	3,030,720
Chubb Ltd.	15,220	5,186,063
JPMorgan Chase & Co.	32,390	10,602,219
Marsh & McLennan Cos., Inc.	12,505	2,084,208
Morgan Stanley	10,700	2,236,728
T. Rowe Price Group, Inc.	11,350	1,290,381
Visa, Inc., Class A	25,075	8,602,982
		33,033,301
Health Care (10.6%)
Agilent Technologies, Inc.	11,945	1,586,654
Becton, Dickinson & Co.	5,165	781,619
Danaher Corp.	3,445	656,204
Johnson & Johnson	22,910	5,818,453
Merck & Co., Inc.	27,185	3,493,273
Stryker Corp.	13,620	4,288,121
UnitedHealth Group, Inc.	9,900	4,114,737
Waters Corp. (a)	7,059	2,647,407
		23,386,468
Industrials (11.3%)
Automatic Data Processing, Inc.	13,030	2,918,068
Deere & Co.	9,620	6,102,255
Donaldson Co., Inc.	27,200	2,441,744
Hubbell, Inc.	8,870	4,640,784
Union Pacific Corp.	15,585	4,239,120
United Parcel Service, Inc., Class B	16,990	1,826,425
W.W. Grainger, Inc.	2,095	2,850,038
		25,018,434
Information Technology (37.6%)
Accenture PLC, Class A	18,125	2,255,475
Adobe, Inc. (a)	1,085	222,447
Analog Devices, Inc.	7,615	3,024,450
Apple, Inc.	69,395	20,080,137
Applied Materials, Inc.	21,295	15,396,285
Cisco Systems, Inc.	61,245	7,193,838
Common Stocks (continued)
	Shares	Fair Value ($)
Information Technology (continued)
KLA Corp.	27,350	8,251,768
Microsoft Corp.	41,970	15,655,649
NVIDIA Corp.	44,070	8,817,966
TE Connectivity PLC	10,685	2,154,203
		83,052,218
Materials (1.3%)
Air Products and Chemicals, Inc.	4,400	1,289,992
AptarGroup, Inc.	12,220	1,529,944
		2,819,936
Utilities (1.8%)
Essential Utilities, Inc.	58,450	2,239,219
Eversource Energy	24,350	1,759,775
		3,998,994
TOTAL COMMON STOCKS (Cost $54,545,934)		220,693,260

Investment Companies (0.8%)

Northern Institutional Treasury Portfolio (Premier Class), 3.51% (b)	1,660,146	1,660,146
TOTAL INVESTMENT COMPANIES (Cost $1,660,146)		1,660,146
Total Investments (Cost $56,206,080) — 100.6%		222,353,406
Liabilities in excess of other assets — (0.6)%		(1,227,968)
Net Assets — 100.0%		$221,125,438

(a)	Non-income producing security.
(b)	Rate disclosed is the seven-day yield as of June 30, 2026.

PLC	Public Limited Company
See Notes to Financial Statements

Financial Statements
Boston Trust Walden Equity Fund
Statement of Assets and Liabilities
June 30, 2026 (Unaudited)
Assets:
Investments, at fair value (cost $56,206,080)	$222,353,406
Dividend receivable	101,448
Receivable for tax reclaims	3,105
Receivable for capital shares issued	1,460
Prepaid expenses	18,020
Total Assets	222,477,439
Liabilities:
Payable for capital shares redeemed	1,164,934
Accrued expenses and other liabilities:
Investment adviser	134,686
Administration and accounting	9,038
Custodian	4,454
Shareholder servicing fees	25,050
Transfer agent	3,091
Trustee	54
Other	10,694
Total Liabilities	1,352,001
Net Assets	$221,125,438
Composition of Net Assets:
Paid-in capital	$30,350,602
Total distributable earnings	190,774,836
Net Assets	$221,125,438
Shares outstanding (par value $0.01, unlimited number of shares authorized)	5,507,002
Net Asset Value, Offering Price and Redemption price per share	$40.15
Statement of Operations
For the period ended June 30, 2026 (Unaudited)
Investment Income:
Dividends	$1,441,106
Total Investment Income	1,441,106
Expenses:
Investment adviser	796,822
Administration and accounting	29,499
Chief compliance officer	4,134
Custodian	8,356
Shareholder servicing	105,740
Transfer agency	13,632
Trustee	9,453
Other	30,384
Total expenses	998,020
Net Expenses	998,020
Net Investment Income	443,086
Net Realized/Unrealized Gains from Investments:
Net realized gains from investment transactions	12,833,362
Change in unrealized appreciation on investments	8,667,974
Net realized/unrealized gains on investments	21,501,336
Change in Net Assets Resulting from Operations	$21,944,422
See Notes to Financial Statements

Financial Statements
Boston Trust Walden Equity Fund
Statements of Changes in Net Assets
	For the six months ended June 30, 2026	For the year ended December 31, 2025
	(Unaudited)
Investment Activities:
Operations:
Net investment income	$443,086	$1,131,182
Net realized gains from investment transactions	12,833,362	41,517,081
Change in unrealized appreciation (depreciation) on investments	8,667,974	(14,032,647)
Change in Net Assets Resulting from Operations	21,944,422	28,615,616
Distributions To Shareholders:
Total Distributions	—	(23,233,310)
Change in Net Assets Resulting from distributions to shareholders	—	(23,233,310)
Capital Share Transactions:
Proceeds from shares issued	17,163,904	7,100,797
Dividends reinvested	—	15,626,256
Cost of shares redeemed	(32,084,671)	(80,464,818)
Change in Net Assets Resulting from Capital Share Transactions	(14,920,767)	(57,737,765)
Change in Net Assets	7,023,655	(52,355,459)
Net Assets:
Beginning of period	214,101,783	266,457,242
End of period	$221,125,438	$214,101,783
Share Transactions:
Issued	458,929	199,496
Reinvested	—	430,950
Redeemed	(851,242)	(2,190,556)
Change in shares	(392,313)	(1,560,110)
See Notes to Financial Statements

Financial Statements
Boston Trust Walden Equity Fund
Financial Highlights
Selected data for a share outstanding throughout the periods indicated.
	For the six months ended June 30, 2026	For the year ended December 31, 2025	For the year ended December 31, 2024	For the year ended December 31, 2023	For the year ended December 31, 2022	For the year ended December 31, 2021
	(Unaudited)
Net Asset Value, Beginning of Period	$ 36.29	$ 35.72	$ 34.09	$ 30.21	$ 36.06	$ 28.82
Investment Activities:
Operations:
Net investment income	0.08	0.20	0.19	0.24	0.21	0.12
Net realized/unrealized gains (losses) from investments	3.78	4.56	3.21	4.66	(5.06)	7.93
Total from investment activities	3.86	4.76	3.40	4.90	(4.85)	8.05
Distributions from:
Net investment income	—	(0.20)	(0.22)	(0.24)	(0.21)	(0.12)
Net realized gains from investment transactions	—	(3.99)	(1.55)	(0.78)	(0.79)	(0.69)
Total distributions	—	(4.19)	(1.77)	(1.02)	(1.00)	(0.81)
Net Asset Value, End of Period	$ 40.15	$ 36.29	$ 35.72	$ 34.09	$ 30.21	$ 36.06
Total Return	10.64%(a)	13.34%	9.81%	16.29%	(13.55)%	28.00%
Ratios/Supplemental Data:
Net assets at end of period (000's)	$ 221,125	$ 214,102	$ 266,457	$ 262,912	$ 249,987	$ 359,003
Ratio of net expenses to average net assets	0.94%(b)	0.95%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income to average net assets	0.42%(b)	0.47%	0.50%	0.74%	0.65%	0.38%
Ratio of expenses (before fee reductions or recoupment of fees previously reimbursed by the investment adviser) to average net assets (c)	0.94%(b)	0.95%	0.96%	0.99%	1.02%	1.02%
Portfolio turnover rate	5.19%(a)	1.24%	6.14%	6.69%	19.32%(d)	8.00%

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the periods, certain fees may have been reduced or recouped by the investment adviser. If such fee reductions/recoupments had not occurred, the ratio would have been as indicated.
(d)	Excludes impact of in-kind transactions.
See Notes to Financial Statements

Schedule of Portfolio Investments
Boston Trust Walden Midcap Fund
June 30, 2026 (Unaudited)

Common Stocks (99.2%)
	Shares	Fair Value ($)
Communication Services (1.2%)
New York Times (The) Co., Class A	27,233	1,905,765
Consumer Discretionary (9.1%)
AutoZone, Inc. (a)	563	1,799,314
Choice Hotels International, Inc.	17,585	1,939,098
DR Horton, Inc.	10,743	1,749,820
Genuine Parts Co.	15,182	1,791,172
Ross Stores, Inc.	11,000	2,341,350
Texas Roadhouse, Inc.	8,330	1,609,606
Ulta Beauty, Inc. (a)	2,861	1,290,254
Williams-Sonoma, Inc.	7,100	1,655,010
		14,175,624
Consumer Staples (5.5%)
BJ's Wholesale Club Holdings, Inc. (a)	24,716	2,155,729
Church & Dwight Co., Inc.	16,102	1,559,962
Colgate-Palmolive Co.	17,695	1,622,278
Sprouts Farmers Market, Inc. (a)	18,048	1,526,500
Sysco Corp.	19,736	1,649,535
		8,514,004
Energy (3.9%)
Baker Hughes Co.	30,319	1,682,705
EOG Resources, Inc.	19,003	2,465,259
SLB Ltd.	40,505	1,883,077
		6,031,041
Financials (15.4%)
American Financial Group, Inc.	20,327	2,844,560
Brown & Brown, Inc.	24,308	1,559,358
Cboe Global Markets, Inc.	5,692	1,381,278
Cincinnati Financial Corp.	14,335	2,653,982
Commerce Bancshares, Inc.	44,428	2,565,717
Cullen/Frost Bankers, Inc.	12,056	1,862,893
East West Bancorp, Inc.	13,495	1,742,069
FactSet Research Systems, Inc.	8,215	1,890,107
Jack Henry & Associates, Inc.	10,455	1,440,072
MSCI, Inc.	4,827	2,703,313
SEI Investments Co.	36,822	3,229,658
		23,873,007
Health Care (10.1%)
Agilent Technologies, Inc.	13,843	1,838,766
Edwards Lifesciences Corp. (a)	32,921	2,978,034
IDEXX Laboratories, Inc. (a)	3,394	1,786,737
Medpace Holdings, Inc. (a)	4,344	2,300,539
Mettler-Toledo International, Inc. (a)	2,869	3,665,176
STERIS PLC	9,221	1,941,666
Veeva Systems, Inc., Class A (a)	6,309	1,119,658
		15,630,576
Industrials (21.5%)
A. O. Smith Corp.	20,496	1,285,509
Allegion PLC	15,376	2,160,174
AMETEK, Inc.	10,211	2,470,449
Broadridge Financial Solutions, Inc.	8,872	1,215,020
Core & Main, Inc., Class A (a)	29,343	1,415,800
Donaldson Co., Inc.	19,640	1,763,083
Expeditors International of Washington, Inc.	12,410	2,022,582
Common Stocks (continued)
	Shares	Fair Value ($)
Industrials (continued)
Hubbell, Inc.	6,181	3,233,899
IDEX Corp.	12,768	2,897,698
Lincoln Electric Holdings, Inc.	9,146	2,428,355
Nordson Corp.	9,847	2,970,741
Paychex, Inc.	33,334	3,277,732
Snap-on, Inc.	4,394	1,768,146
Veralto Corp.	26,400	2,341,152
Verisk Analytics, Inc.	11,450	2,055,619
		33,305,959
Information Technology (15.7%)
Amdocs Ltd.	14,689	742,382
Dynatrace, Inc. (a)	40,773	1,790,342
Fortinet, Inc. (a)	27,921	4,289,224
Keysight Technologies, Inc. (a)	8,594	3,008,502
NetApp, Inc.	18,242	2,823,132
NXP Semiconductors NV	10,600	2,978,918
Qualys, Inc. (a)	16,556	2,276,285
TE Connectivity PLC	15,376	3,099,955
Teradyne, Inc.	7,100	3,435,264
		24,444,004
Materials (5.4%)
AptarGroup, Inc.	21,620	2,706,824
Avery Dennison Corp.	8,549	1,387,930
Ball Corp.	31,534	1,967,722
RPM International, Inc.	20,929	2,326,258
		8,388,734
Real Estate (4.6%)
AvalonBay Communities, Inc.	6,752	1,274,035
Camden Property Trust	13,117	1,501,765
Jones Lang LaSalle, Inc. (a)	9,225	2,859,289
STAG Industrial, Inc.	41,016	1,561,069
		7,196,158
Utilities (6.8%)
Atmos Energy Corp.	12,749	2,196,270
Essential Utilities, Inc.	77,995	2,987,988
Eversource Energy	47,232	3,413,457
ONE Gas, Inc.	26,039	2,006,826
		10,604,541
TOTAL COMMON STOCKS (Cost $109,934,794)		154,069,413

See Notes to Financial Statements

Schedule of Portfolio Investments
Boston Trust Walden Midcap Fund
June 30, 2026 (Unaudited)

Investment Companies (0.8%)
	Shares	Fair Value ($)
Northern Institutional Treasury Portfolio (Premier Class), 3.51% (b)	1,259,940	1,259,940
TOTAL INVESTMENT COMPANIES (Cost $1,259,940)		1,259,940
Total Investments (Cost $111,194,734) — 100.0%		155,329,353
Liabilities in excess of other assets — (0.0)%(c)		(62,250)
Net Assets — 100.0%		$155,267,103

(a)	Non-income producing security.
(b)	Rate disclosed is the seven-day yield as of June 30, 2026.
(c)	Represents less than 0.05%.

PLC	Public Limited Company
See Notes to Financial Statements

Financial Statements
Boston Trust Walden Midcap Fund
Statement of Assets and Liabilities
June 30, 2026 (Unaudited)
Assets:
Investments, at fair value (cost $111,194,734)	$155,329,353
Dividend receivable	134,092
Receivable for capital shares issued	5
Prepaid expenses	18,145
Total Assets	155,481,595
Liabilities:
Payable for capital shares redeemed	82,778
Accrued expenses and other liabilities:
Investment adviser	91,420
Administration and accounting	8,997
Chief compliance officer	14
Shareholder servicing fees	23,806
Transfer agent	3,109
Trustee	89
Other	4,279
Total Liabilities	214,492
Net Assets	$155,267,103
Composition of Net Assets:
Paid-in capital	$108,187,440
Total distributable earnings	47,079,663
Net Assets	$155,267,103
Shares outstanding (par value $0.01, unlimited number of shares authorized)	6,590,909
Net Asset Value, Offering Price and Redemption price per share	$23.56
Statement of Operations
For the period ended June 30, 2026 (Unaudited)
Investment Income:
Dividends	$1,272,029
Less: Foreign tax withholding	(1,236)
Total Investment Income	1,270,793
Expenses:
Investment adviser	601,073
Administration and accounting	28,911
Chief compliance officer	3,244
Custodian	8,495
Shareholder servicing	127,742
Transfer agency	14,150
Trustee	7,439
Other	26,882
Total expenses before fee reductions	817,936
Fees contractually reduced by the investment adviser	(16,506)
Net Expenses	801,430
Net Investment Income	469,363
Net Realized/Unrealized Gains from Investments:
Net realized gains from investment transactions	547,090
Change in unrealized appreciation on investments	6,465,438
Net realized/unrealized gains on investments	7,012,528
Change in Net Assets Resulting from Operations	$7,481,891
See Notes to Financial Statements

Financial Statements
Boston Trust Walden Midcap Fund
Statements of Changes in Net Assets
	For the six months ended June 30, 2026	For the year ended December 31, 2025
	(Unaudited)
Investment Activities:
Operations:
Net investment income	$469,363	$993,856
Net realized gains from investment transactions	547,090	9,370,337
Change in unrealized appreciation (depreciation) on investments	6,465,438	(2,502,471)
Change in Net Assets Resulting from Operations	7,481,891	7,861,722
Distributions To Shareholders:
Total Distributions	—	(11,736,375)
Change in Net Assets Resulting from distributions to shareholders	—	(11,736,375)
Capital Share Transactions:
Proceeds from shares issued	11,209,001	31,476,744
Dividends reinvested	—	9,317,212
Cost of shares redeemed	(34,806,937)	(27,434,830)
Change in Net Assets Resulting from Capital Share Transactions	(23,597,936)	13,359,126
Change in Net Assets	(16,116,045)	9,484,473
Net Assets:
Beginning of period	171,383,148	161,898,675
End of period	$155,267,103	$171,383,148
Share Transactions:
Issued	489,483	1,359,440
Reinvested	—	412,631
Redeemed	(1,528,128)	(1,193,454)
Change in shares	(1,038,645)	578,617
See Notes to Financial Statements

Financial Statements
Boston Trust Walden Midcap Fund
Financial Highlights
Selected data for a share outstanding throughout the periods indicated.
	For the six months ended June 30, 2026	For the year ended December 31, 2025	For the year ended December 31, 2024	For the year ended December 31, 2023	For the year ended December 31, 2022	For the year ended December 31, 2021
	(Unaudited)
Net Asset Value, Beginning of Period	$ 22.46	$ 22.96	$ 21.49	$ 19.82	$ 23.44	$ 19.71
Investment Activities:
Operations:
Net investment income	0.07	0.14	0.12	0.12	0.09	0.08
Net realized/unrealized gains (losses) from investments	1.03	0.98	2.15	2.59	(2.61)	4.78
Total from investment activities	1.10	1.12	2.27	2.71	(2.52)	4.86
Distributions from:
Net investment income	—	(0.14)	(0.12)	(0.12)	(0.09)	(0.09)
Net realized gains from investment transactions	—	(1.48)	(0.68)	(0.92)	(1.01)	(1.04)
Total distributions	—	(1.62)	(0.80)	(1.04)	(1.10)	(1.13)
Net Asset Value, End of Period	$ 23.56	$ 22.46	$ 22.96	$ 21.49	$ 19.82	$ 23.44
Total Return	4.90%(a)	4.85%	10.40%	13.88%	(10.90)%	24.89%
Ratios/Supplemental Data:
Net assets at end of period (000's)	$ 155,267	$ 171,383	$ 161,899	$ 124,005	$ 97,465	$ 105,951
Ratio of net expenses to average net assets	1.00%(b)	1.00%	1.00%	0.98%	1.00%	0.99%
Ratio of net investment income to average net assets	0.59%(b)	0.59%	0.55%	0.59%	0.45%	0.37%
Ratio of expenses (before fee reductions or recoupment of fees previously reimbursed by the investment adviser) to average net assets (c)	1.02%(b)	1.02%	1.02%	0.98%	1.00%	0.99%
Portfolio turnover rate	13.83%(a)	33.06%	24.20%	25.92%	29.80%	21.82%

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the periods, certain fees may have been reduced or recouped by the investment adviser. If such fee reductions/recoupments had not occurred, the ratio would have been as indicated.
See Notes to Financial Statements

Schedule of Portfolio Investments
Boston Trust Walden SMID Cap Fund
June 30, 2026 (Unaudited)

Common Stocks (99.4%)
	Shares	Fair Value ($)
Communication Services (1.1%)
New York Times (The) Co., Class A	48,593	3,400,538
Consumer Discretionary (7.9%)
Cavco Industries, Inc. (a)	5,460	3,354,515
Choice Hotels International, Inc.	38,936	4,293,473
Genuine Parts Co.	25,240	2,977,815
Texas Roadhouse, Inc.	23,240	4,490,665
TopBuild Corp. (a)	13,428	4,760,629
Williams-Sonoma, Inc.	18,250	4,254,075
		24,131,172
Consumer Staples (2.8%)
BJ's Wholesale Club Holdings, Inc. (a)	60,602	5,285,706
Sprouts Farmers Market, Inc. (a)	40,225	3,402,231
		8,687,937
Financials (17.9%)
American Financial Group, Inc.	35,895	5,023,146
Cboe Global Markets, Inc.	19,612	4,759,244
Cincinnati Financial Corp.	36,171	6,696,699
Commerce Bancshares, Inc.	81,445	4,703,449
Cullen/Frost Bankers, Inc.	41,585	6,425,714
East West Bancorp, Inc.	27,460	3,544,812
Evercore, Inc., Class A	9,155	3,125,883
FactSet Research Systems, Inc.	13,225	3,042,808
International Bancshares Corp.	48,630	3,693,449
Jack Henry & Associates, Inc.	38,755	5,338,114
Northern Trust Corp.	17,279	3,003,781
SEI Investments Co.	65,792	5,770,616
		55,127,715
Health Care (14.0%)
Chemed Corp.	10,670	4,969,446
Globus Medical, Inc., Class A (a)	73,074	5,773,577
Halozyme Therapeutics, Inc. (a)	42,844	3,353,400
Jazz Pharmaceuticals PLC (a)	21,731	5,236,519
Medpace Holdings, Inc. (a)	11,005	5,828,138
Mettler-Toledo International, Inc. (a)	3,405	4,349,921
STERIS PLC	23,522	4,953,027
UFP Technologies, Inc. (a)	9,270	2,457,755
West Pharmaceutical Services, Inc.	6,481	2,326,679
Zimmer Biomet Holdings, Inc.	41,840	3,602,006
		42,850,468
Industrials (26.4%)
Acuity, Inc.	16,773	6,317,718
Allegion PLC	38,031	5,342,975
Applied Industrial Technologies, Inc.	23,690	8,010,774
Donaldson Co., Inc.	59,410	5,333,236
Expeditors International of Washington, Inc.	30,467	4,965,512
Hubbell, Inc.	13,596	7,113,427
IDEX Corp.	31,924	7,245,152
Lennox International, Inc.	5,946	3,406,761
Lincoln Electric Holdings, Inc.	15,024	3,989,022
Masco Corp.	47,704	3,881,674
Nordson Corp.	20,444	6,167,750
Paycom Software, Inc.	28,244	3,549,706
Snap-on, Inc.	13,740	5,528,976
Common Stocks (continued)
	Shares	Fair Value ($)
Industrials (continued)
Veralto Corp.	53,171	4,715,204
Watts Water Technologies, Inc., Class A	14,182	5,551,544
		81,119,431
Information Technology (14.1%)
A10 Networks, Inc.	46,505	1,737,427
Badger Meter, Inc.	32,273	4,788,668
Dynatrace, Inc. (a)	93,027	4,084,816
F5, Inc. (a)	14,336	5,963,203
GoDaddy, Inc., Class A (a)	26,029	2,209,341
Littelfuse, Inc.	11,650	5,304,594
NetApp, Inc.	42,187	6,528,860
ON Semiconductor Corp. (a)	49,375	4,667,912
Power Integrations, Inc.	26,677	2,234,465
Qualys, Inc. (a)	42,967	5,907,533
		43,426,819
Materials (7.5%)
AptarGroup, Inc.	41,230	5,161,996
Avery Dennison Corp.	29,875	4,850,206
Ball Corp.	62,037	3,871,109
Packaging Corp. of America	19,233	4,582,839
RPM International, Inc.	41,318	4,592,496
		23,058,646
Real Estate (6.5%)
Camden Property Trust	31,545	3,611,587
CubeSmart	79,323	3,154,676
Jones Lang LaSalle, Inc. (a)	17,905	5,549,655
Lamar Advertising Co., Class A	23,376	3,646,188
STAG Industrial, Inc.	103,485	3,938,639
		19,900,745
Utilities (1.2%)
H2O America	60,970	3,705,147
TOTAL COMMON STOCKS (Cost $226,492,888)		305,408,618

Investment Companies (0.9%)

Northern Institutional Treasury Portfolio (Premier Class), 3.51% (b)	2,831,601	2,831,601
TOTAL INVESTMENT COMPANIES (Cost $2,831,601)		2,831,601
Total Investments (Cost $229,324,489) — 100.3%		308,240,219
Liabilities in excess of other assets — (0.3)%		(780,959)
Net Assets — 100.0%		$307,459,260

(a)	Non-income producing security.
(b)	Rate disclosed is the seven-day yield as of June 30, 2026.

PLC	Public Limited Company
See Notes to Financial Statements

Financial Statements
Boston Trust Walden SMID Cap Fund
Statement of Assets and Liabilities
June 30, 2026 (Unaudited)
Assets:
Investments, at fair value (cost $229,324,489)	$308,240,219
Dividend receivable	245,025
Receivable for investments sold	5,463,935
Receivable for capital shares issued	69,518
Prepaid expenses	19,869
Total Assets	314,038,566
Liabilities:
Payable for capital shares redeemed	6,313,638
Accrued expenses and other liabilities:
Investment adviser	185,231
Administration and accounting	10,709
Custodian	4,909
Shareholder servicing fees	53,065
Transfer agent	3,172
Trustee	23
Other	8,559
Total Liabilities	6,579,306
Net Assets	$307,459,260
Composition of Net Assets:
Paid-in capital	$231,637,520
Total distributable earnings	75,821,740
Net Assets	$307,459,260
Shares outstanding (par value $0.01, unlimited number of shares authorized)	11,869,449
Net Asset Value, Offering Price and Redemption price per share	$25.90
Statement of Operations
For the period ended June 30, 2026 (Unaudited)
Investment Income:
Dividends	$2,166,934
Total Investment Income	2,166,934
Expenses:
Investment adviser	1,187,294
Administration and accounting	31,914
Chief compliance officer	6,276
Custodian	15,167
Shareholder servicing	300,251
Transfer agency	15,100
Trustee	14,368
Other	42,027
Total expenses before fee reductions	1,612,397
Fees contractually reduced by the investment adviser	(29,338)
Net Expenses	1,583,059
Net Investment Income	583,875
Net Realized/Unrealized Gains from Investments:
Net realized gains from investment transactions	1,636,319
Change in unrealized appreciation on investments	16,798,662
Net realized/unrealized gains on investments	18,434,981
Change in Net Assets Resulting from Operations	$19,018,856
See Notes to Financial Statements

Financial Statements
Boston Trust Walden SMID Cap Fund
Statements of Changes in Net Assets
	For the six months ended June 30, 2026	For the year ended December 31, 2025
	(Unaudited)
Investment Activities:
Operations:
Net investment income	$583,875	$1,335,420
Net realized gains/(loss) from investment transactions	1,636,319	(3,550,164)
Change in unrealized appreciation on investments	16,798,662	3,753,753
Change in Net Assets Resulting from Operations	19,018,856	1,539,009
Distributions To Shareholders:
Total Distributions	—	(5,415,130)
Change in Net Assets Resulting from distributions to shareholders	—	(5,415,130)
Capital Share Transactions:
Proceeds from shares issued	21,330,151	85,546,746
Dividends reinvested	—	4,151,260
Cost of shares redeemed	(62,681,572)	(58,905,179)
Change in Net Assets Resulting from Capital Share Transactions	(41,351,421)	30,792,827
Change in Net Assets	(22,332,565)	26,916,706
Net Assets:
Beginning of period	329,791,825	302,875,119
End of period	$307,459,260	$329,791,825
Share Transactions:
Issued	870,300	3,522,294
Reinvested	—	169,163
Redeemed	(2,546,679)	(2,424,854)
Change in shares	(1,676,379)	1,266,603
See Notes to Financial Statements

Financial Statements
Boston Trust Walden SMID Cap Fund
Financial Highlights
Selected data for a share outstanding throughout the periods indicated.
	For the six months ended June 30, 2026	For the year ended December 31, 2025	For the year ended December 31, 2024	For the year ended December 31, 2023	For the year ended December 31, 2022	For the year ended December 31, 2021
	(Unaudited)
Net Asset Value, Beginning of Period	$ 24.35	$ 24.67	$ 22.70	$ 19.61	$ 24.05	$ 19.40
Investment Activities:
Operations:
Net investment income	0.05	0.10	0.10	0.12	0.13	0.10
Net realized/unrealized gains (losses) from investments	1.50	(0.02)(a)	2.29	3.09	(3.61)	5.69
Total from investment activities	1.55	0.08	2.39	3.21	(3.48)	5.79
Distributions from:
Net investment income	—	(0.10)	(0.11)	(0.10)	(0.09)	(0.12)
Net realized gains from investment transactions	—	(0.30)	(0.31)	(0.02)	(0.87)	(1.02)
Total distributions	—	(0.40)	(0.42)	(0.12)	(0.96)	(1.14)
Net Asset Value, End of Period	$ 25.90	$ 24.35	$ 24.67	$ 22.70	$ 19.61	$ 24.05
Total Return	6.37%(b)	0.32%	10.39%	16.39%	(14.59)%	30.08%
Ratios/Supplemental Data:
Net assets at end of period (000's)	$ 307,459	$ 329,792	$ 302,875	$ 212,874	$ 127,334	$ 107,553
Ratio of net expenses to average net assets	1.00%(c)	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income to average net assets	0.37%(c)	0.42%	0.45%	0.60%	0.61%	0.48%
Ratio of expenses (before fee reductions or recoupment of fees previously reimbursed by the investment adviser) to average net assets (d)	1.02%(c)	1.01%	1.02%	1.01%	1.01%	1.00%
Portfolio turnover rate	21.36%(b)	24.36%	23.07%	23.72%	28.66%	30.00%(e)

(a)
The amount shown for a share outstanding does not correspond with the Net realized/unrealized gains (losses) from investments for the year due to the timing of the sales and redemptions of fund shares in relation to fluctuating market values of investments of the Fund.

(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	During the periods, certain fees may have been reduced or recouped by the investment adviser. If such fee reductions/recoupments had not occurred, the ratio would have been as indicated.
(e)	Excludes impact of in-kind transactions.
See Notes to Financial Statements

Schedule of Portfolio Investments
Boston Trust Walden Small Cap Fund
June 30, 2026 (Unaudited)

Common Stocks (99.3%)
	Shares	Fair Value ($)
Consumer Discretionary (7.0%)
Cavco Industries, Inc. (a)	34,397	21,132,829
Choice Hotels International, Inc.	142,500	15,713,475
Columbia Sportswear Co.	147,090	9,093,104
H&R Block, Inc.	295,391	11,248,489
Installed Building Products, Inc.	70,159	16,125,345
		73,313,242
Consumer Staples (4.4%)
Marzetti (The) Co.	47,417	5,413,125
PriceSmart, Inc.	79,593	15,547,697
Simply Good Foods (The) Co. (a)	721,988	9,588,001
Sprouts Farmers Market, Inc. (a)	183,351	15,507,827
		46,056,650
Energy (2.9%)
Cactus, Inc., Class A	353,055	18,087,008
Oceaneering International, Inc. (a)	318,248	12,895,409
		30,982,417
Financials (14.8%)
1st Source Corp.	141,073	11,508,735
Acadian Asset Management, Inc.	100,393	7,180,107
Cathay General Bancorp	182,819	11,332,950
Cohen & Steers, Inc.	195,380	14,876,233
Commerce Bancshares, Inc.	334,714	19,329,733
Cullen/Frost Bankers, Inc.	130,845	20,218,169
Donnelley Financial Solutions, Inc. (a)	164,617	6,905,683
International Bancshares Corp.	253,669	19,266,161
Lakeland Financial Corp.	107,315	6,623,482
Piper Sandler Cos.	161,125	11,655,783
Selective Insurance Group, Inc.	179,810	17,443,368
UMB Financial Corp.	72,376	10,332,398
		156,672,802
Health Care (16.7%)
Bio-Rad Laboratories, Inc., Class A (a)	41,594	12,212,414
Chemed Corp.	36,482	16,991,127
Corcept Therapeutics, Inc. (a)	160,856	13,986,429
CorVel Corp. (a)	151,357	9,462,840
Globus Medical, Inc., Class A (a)	265,608	20,985,688
Haemonetics Corp. (a)	219,249	16,443,675
Halozyme Therapeutics, Inc. (a)	204,417	15,999,718
Jazz Pharmaceuticals PLC (a)	62,203	14,989,057
Merit Medical Systems, Inc. (a)	176,558	12,242,532
Prestige Consumer Healthcare, Inc. (a)	225,688	10,668,272
U.S. Physical Therapy, Inc.	140,220	9,630,310
UFP Technologies, Inc. (a)	86,734	22,995,785
		176,607,847
Industrials (22.4%)
A. O. Smith Corp.	171,413	10,751,023
Acuity, Inc.	49,326	18,579,131
Applied Industrial Technologies, Inc.	77,147	26,087,258
Atmus Filtration Technologies, Inc.	263,033	13,412,053
Casella Waste Systems, Inc., Class A (a)	136,694	13,255,217
Donaldson Co., Inc.	180,345	16,189,571
Esab Corp.	85,495	8,432,372
Common Stocks (continued)
	Shares	Fair Value ($)
Industrials (continued)
ExlService Holdings, Inc. (a)	179,754	4,648,439
Franklin Electric Co., Inc.	144,557	15,495,065
Landstar System, Inc.	93,515	19,339,837
MSC Industrial Direct Co., Inc., Class A	170,163	20,240,889
Paylocity Holding Corp. (a)	80,213	8,384,665
Toro (The) Co.	123,369	12,018,608
Valmont Industries, Inc.	35,834	20,697,718
Watts Water Technologies, Inc., Class A	73,467	28,758,657
		236,290,503
Information Technology (16.6%)
A10 Networks, Inc.	673,476	25,161,063
Axcelis Technologies, Inc. (a)	132,150	25,035,818
Badger Meter, Inc.	118,361	17,562,405
Commvault Systems, Inc. (a)	96,104	13,620,820
Dolby Laboratories, Inc., Class A	160,478	8,437,933
Littelfuse, Inc.	54,946	25,018,562
Plexus Corp. (a)	76,834	23,101,679
Power Integrations, Inc.	209,938	17,584,407
Qualys, Inc. (a)	146,169	20,096,776
		175,619,463
Materials (5.8%)
AptarGroup, Inc.	157,845	19,762,194
Balchem Corp.	71,961	12,157,811
Sensient Technologies Corp.	112,591	13,881,344
Silgan Holdings, Inc.	327,495	15,192,493
		60,993,842
Real Estate (3.6%)
Four Corners Property Trust, Inc.	436,356	10,712,540
STAG Industrial, Inc.	486,346	18,510,328
Terreno Realty Corp.	136,418	8,835,794
		38,058,662
Utilities (5.1%)
Chesapeake Utilities Corp.	115,775	14,180,122
IDACORP, Inc.	101,870	15,412,931
ONE Gas, Inc.	226,490	17,455,584
Unitil Corp.	123,116	6,486,982
		53,535,619
TOTAL COMMON STOCKS (Cost $732,087,554)		1,048,131,047

See Notes to Financial Statements

Schedule of Portfolio Investments
Boston Trust Walden Small Cap Fund
June 30, 2026 (Unaudited)

Investment Companies (0.7%)
	Shares	Fair Value ($)
Northern Institutional Treasury Portfolio (Premier Class), 3.51% (b)	7,686,088	7,686,088
TOTAL INVESTMENT COMPANIES (Cost $7,686,088)		7,686,088
Total Investments (Cost $739,773,642) — 100.0%		1,055,817,135
Other assets in excess of liabilities — 0.0%(c)		130,518
Net Assets — 100.0%		$1,055,947,653

(a)	Non-income producing security.
(b)	Rate disclosed is the seven-day yield as of June 30, 2026.
(c)	Represents less than 0.05%.

PLC	Public Limited Company
See Notes to Financial Statements

Financial Statements
Boston Trust Walden Small Cap Fund
Statement of Assets and Liabilities
June 30, 2026 (Unaudited)
Assets:
Investments, at fair value (cost $739,773,642)	$1,055,817,135
Dividend receivable	760,939
Receivable for capital shares issued	3,168,956
Prepaid expenses	19,770
Total Assets	1,059,766,800
Liabilities:
Payable for capital shares redeemed	2,900,941
Accrued expenses and other liabilities:
Investment adviser	630,175
Administration and accounting	29,089
Chief compliance officer	68
Custodian	18,881
Shareholder servicing fees	198,035
Transfer agent	5,852
Trustee	900
Other	35,206
Total Liabilities	3,819,147
Net Assets	$1,055,947,653
Composition of Net Assets:
Paid-in capital	$716,794,449
Total distributable earnings	339,153,204
Net Assets	$1,055,947,653
Shares outstanding (par value $0.01, unlimited number of shares authorized)	55,495,927
Net Asset Value, Offering Price and Redemption price per share	$19.03
Statement of Operations
For the period ended June 30, 2026 (Unaudited)
Investment Income:
Dividends	$7,177,496
Total Investment Income	7,177,496
Expenses:
Investment adviser	3,927,087
Administration and accounting	94,124
Chief compliance officer	21,166
Custodian	43,229
Shareholder servicing	918,212
Transfer agency	26,146
Trustee	48,385
Other	125,246
Gross expense before recoupment	5,203,595
Recoupment of prior expenses reimbursed by the investment adviser	32,520
Total expenses	5,236,115
Net Expenses	5,236,115
Net Investment Income	1,941,381
Net Realized/Unrealized Gains (Losses) from Investments:
Net realized gains from investment transactions	37,530,080
Change in unrealized appreciation on investments	103,880,340
Net realized/unrealized gains on investments	141,410,420
Change in Net Assets Resulting from Operations	$143,351,801
See Notes to Financial Statements

Financial Statements
Boston Trust Walden Small Cap Fund
Statements of Changes in Net Assets
	For the six months ended June 30, 2026	For the year ended December 31, 2025
	(Unaudited)
Investment Activities:
Operations:
Net investment income	$1,941,381	$5,618,730
Net realized gains from investment transactions	37,530,080	4,749,895
Change in unrealized appreciation (depreciation) on investments	103,880,340	(67,676,426)
Change in Net Assets Resulting from Operations	143,351,801	(57,307,801)
Distributions To Shareholders:
Total Distributions	—	(47,916,551)
Change in Net Assets Resulting from distributions to shareholders	—	(47,916,551)
Capital Share Transactions:
Proceeds from shares issued	57,105,059	178,001,452
Dividends reinvested	—	40,517,872
Cost of shares redeemed	(256,943,286)	(409,905,442)
Change in Net Assets Resulting from Capital Share Transactions	(199,838,227)	(191,386,118)
Change in Net Assets	(56,486,426)	(296,610,470)
Net Assets:
Beginning of period	1,112,434,079	1,409,044,549
End of period	$1,055,947,653	$1,112,434,079
Share Transactions:
Issued	3,274,795	10,252,539
Reinvested	—	2,397,507
Redeemed	(14,875,013)	(23,731,786)
Change in shares	(11,600,218)	(11,081,740)
See Notes to Financial Statements

Financial Statements
Boston Trust Walden Small Cap Fund
Financial Highlights
Selected data for a share outstanding throughout the periods indicated.
	For the six months ended June 30, 2026	For the year ended December 31, 2025	For the year ended December 31, 2024	For the year ended December 31, 2023	For the year ended December 31, 2022	For the year ended December 31, 2021
	(Unaudited)
Net Asset Value, Beginning of Period	$ 16.58	$ 18.02	$ 16.99	$ 15.56	$ 17.96	$ 15.31
Investment Activities:
Operations:
Net investment income	0.05	0.08	0.08	0.09	0.07	0.03
Net realized/unrealized gains (losses) from investments	2.40	(0.79)	2.12	1.47	(1.68)	4.22
Total from investment activities	2.45	(0.71)	2.20	1.56	(1.61)	4.25
Distributions from:
Net investment income	—	—	(0.09)	(0.08)	(0.05)	(0.05)
Net realized gains from investment transactions	—	(0.73)	(1.08)	(0.05)	(0.74)	(1.55)
Total distributions	—	(0.73)	(1.17)	(0.13)	(0.79)	(1.60)
Net Asset Value, End of Period	$ 19.03	$ 16.58	$ 18.02	$ 16.99	$ 15.56	$ 17.96
Total Return	14.78%(a)	(4.01)%	12.55%	10.09%	(9.06)%	28.17%
Ratios/Supplemental Data:
Net assets at end of period (000's)	$ 1,055,948	$ 1,112,434	$ 1,409,045	$ 1,293,759	$ 1,003,410	$ 939,532
Ratio of net expenses to average net assets	1.00%(b)	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income to average net assets	0.37%(b)	0.43%	0.44%	0.58%	0.46%	0.18%
Ratio of expenses (before fee reductions or recoupment of fees previously reimbursed by the investment adviser) to average net assets (c)	0.99%(b)	0.99%	1.00%	1.03%	1.04%	1.01%
Portfolio turnover rate	13.43%(a)	27.00%	33.00%(d)	23.98%	20.87%	31.72%

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the periods, certain fees may have been reduced or recouped by the investment adviser. If such fee reductions/recoupments had not occurred, the ratio would have been as indicated.
(d)	Excludes impact of in-kind transactions.
See Notes to Financial Statements

Schedule of Portfolio Investments
Boston Trust Walden International Equity Fund
June 30, 2026 (Unaudited)

Common Stocks (95.6%)
	Shares	Fair Value ($)
Australia (4.5%)
Brambles Ltd.	220,000	2,970,459
Insurance Australia Group Ltd.	400,000	2,237,179
Westpac Banking Corp.	125,000	3,045,709
Woodside Energy Group Ltd.	120,000	2,320,684
		10,574,031
Canada (10.2%)
Canadian National Railway Co.	26,000	3,102,767
Constellation Software, Inc.	1,300	2,447,382
FirstService Corp.	16,000	2,275,142
Intact Financial Corp.	18,000	3,714,987
National Bank of Canada	19,000	2,999,676
Royal Bank of Canada	34,500	7,143,987
Tourmaline Oil Corp.	53,000	2,216,041
		23,899,982
Denmark (2.2%)
Novo Nordisk A/S, Class B	56,000	2,689,510
Novonesis Novozymes B	41,400	2,614,485
		5,303,995
Finland (1.4%)
Kone OYJ, Class B	59,000	3,356,216
France (12.5%)
Air Liquide SA	28,050	5,554,656
Dassault Systemes SE	135,500	2,763,829
EssilorLuxottica SA	20,000	3,755,434
Legrand SA	25,300	4,286,942
L'Oreal SA	4,100	1,797,263
Publicis Groupe SA	45,000	4,447,030
Schneider Electric SE	21,000	6,871,742
		29,476,896
Germany (6.5%)
Allianz SE (Registered)	7,400	3,502,776
Deutsche Boerse AG	15,300	4,173,074
Hannover Rueck SE	9,600	2,658,586
Merck KGaA	15,000	2,514,670
SAP SE	15,300	2,358,468
		15,207,574
Italy (3.3%)
FinecoBank Banca Fineco SpA	118,300	2,974,535
Terna - Rete Elettrica Nazionale	406,000	4,740,891
		7,715,426
Japan (16.1%)
Ajinomoto Co., Inc.	60,000	2,187,550
Chiba Bank (The) Ltd.	149,000	2,282,533
Inpex Corp.	130,000	2,623,170
Mitsubishi Estate Co. Ltd.	60,000	1,530,072
Nomura Research Institute Ltd.	83,000	2,328,481
NTT, Inc.	2,563,000	2,279,862
Oracle Corp. Japan	39,000	1,998,994
Shin-Etsu Chemical Co. Ltd.	73,000	3,182,033
Sumitomo Mitsui Financial Group, Inc.	151,000	5,919,058
Sysmex Corp.	262,800	2,364,125
Terumo Corp.	123,000	1,679,878
Tokio Marine Holdings, Inc.	70,000	3,077,817
Common Stocks (continued)
	Shares	Fair Value ($)
Japan (continued)
Tokyo Electron Ltd.	5,200	2,521,241
Toyota Motor Corp.	233,000	3,903,334
		37,878,148
Luxembourg (0.7%)
Tenaris SA	63,000	1,743,987
Netherlands (7.0%)
ASML Holding NV	5,300	10,494,933
ING Groep NV	130,000	4,101,931
Wolters Kluwer NV	30,200	1,952,723
		16,549,587
Norway (1.1%)
Equinor ASA	80,000	2,522,671
Singapore (2.5%)
DBS Group Holdings Ltd.	115,500	5,848,319
Spain (1.8%)
Industria de Diseno Textil SA	66,000	4,160,134
Sweden (6.0%)
Assa Abloy AB, Class B	145,000	5,122,975
Atlas Copco AB, Class B	295,000	5,229,773
Svenska Handelsbanken AB, Class A	255,000	3,752,404
		14,105,152
Switzerland (8.8%)
Cie Financiere Richemont SA, Class A (Registered)	19,000	4,385,739
Givaudan SA (Registered)	500	2,114,881
Nestle SA (Registered)	35,500	3,641,063
Roche Holding AG	17,200	7,070,686
Zurich Insurance Group AG	4,600	3,402,311
		20,614,680
United Kingdom (11.0%)
Admiral Group PLC	38,000	1,794,692
Compass Group PLC	115,000	3,715,575
London Stock Exchange Group PLC	25,000	2,702,889
Mondi PLC	146,000	1,325,487
National Grid PLC	249,000	4,106,939
Next PLC	28,200	5,440,989
RELX PLC	62,200	1,965,820
Unilever PLC	79,555	4,778,679
		25,831,070
TOTAL COMMON STOCKS (Cost $162,777,360)		224,787,868

See Notes to Financial Statements

Schedule of Portfolio Investments
Boston Trust Walden International Equity Fund
June 30, 2026 (Unaudited)
Investment Companies (1.1%)
	Shares	Fair Value ($)
Northern Institutional Treasury Portfolio (Premier Class), 3.51%, 3.51% (a)	2,605,779	2,605,779
TOTAL INVESTMENT COMPANIES (Cost $2,605,779)		2,605,779
Total Investments (Cost $165,383,139) — 96.7%		227,393,647
Other assets in excess of liabilities — 3.3%		7,667,766
Net Assets — 100.0%		$235,061,413

(a)	Rate disclosed is the seven-day yield as of June 30, 2026.

PLC	Public Limited Company
See Notes to Financial Statements

Financial Statements
Boston Trust Walden International Equity Fund
Statement of Assets and Liabilities
June 30, 2026 (Unaudited)
Assets:
Investments, at fair value (cost $165,383,139)	$227,393,647
Foreign currencies, at fair value (cost $89,588)	89,588
Dividend receivable	386,051
Receivable for tax reclaims	922,727
Receivable for investments sold	42
Receivable for capital shares issued	8,222,066
Prepaid expenses	10,819
Total Assets	237,024,940
Liabilities:
Payable for investments purchased	1,647,739
Payable for capital shares redeemed	112,494
Accrued expenses and other liabilities:
Investment adviser	138,675
Administration and accounting	9,344
Chief compliance officer	145
Custodian	14,908
Shareholder servicing fees	20,106
Transfer agent	3,065
Trustee	610
Other	16,441
Total Liabilities	1,963,527
Net Assets	$235,061,413
Composition of Net Assets:
Paid-in capital	$162,434,101
Total distributable earnings	72,627,312
Net Assets	$235,061,413
Shares outstanding (par value $0.01, unlimited number of shares authorized)	13,692,655
Net Asset Value, Offering Price and Redemption price per share	$17.17
Statement of Operations
For the period ended June 30, 2026 (Unaudited)
Investment Income:
Dividends	$4,703,015
Tax reclaims	312,225
Less: Foreign tax withholding	(769,164)
Total Investment Income	4,246,076
Expenses:
Investment adviser	828,366
Administration and accounting	30,212
Chief compliance officer	4,597
Custodian	30,790
Shareholder servicing	61,118
Transfer agency	13,295
Trustee	10,442
Other	38,883
Total expenses	1,017,703
Net Expenses	1,017,703
Net Investment Income	3,228,373
Net Realized/Unrealized Gains from Investments:
Net realized gains from investment transactions and foreign currency transactions	6,642,785
Change in unrealized appreciation on investments and foreign currency transactions	5,602,547
Net realized/unrealized gains on investments	12,245,332
Change in Net Assets Resulting from Operations	$15,473,705
See Notes to Financial Statements

Financial Statements
Boston Trust Walden International Equity Fund
Statements of Changes in Net Assets
	For the six months ended June 30, 2026	For the year ended December 31, 2025
	(Unaudited)
Investment Activities:
Operations:
Net investment income	$3,228,373	$4,276,481
Net realized gains from investment transactions and foreign currency transactions	6,642,785	7,120,430
Change in unrealized appreciation on investments and foreign currency transactions	5,602,547	30,225,167
Change in Net Assets Resulting from Operations	15,473,705	41,622,078
Distributions To Shareholders:
Total Distributions	—	(10,340,630)
Change in Net Assets Resulting from distributions to shareholders	—	(10,340,630)
Capital Share Transactions:
Proceeds from shares issued	18,949,323	78,454,058
Dividends reinvested	—	8,300,245
Cost of shares redeemed	(20,254,224)	(94,338,302)
Change in Net Assets Resulting from Capital Share Transactions	(1,304,901)	(7,583,999)
Change in Net Assets	14,168,804	23,697,449
Net Assets:
Beginning of period	220,892,609	197,195,160
End of period	$235,061,413	$220,892,609
Share Transactions:
Issued	1,125,201	5,095,663
Reinvested	—	522,357
Redeemed	(1,222,714)	(5,990,589)
Change in shares	(97,513)	(372,569)
See Notes to Financial Statements

Financial Statements
Boston Trust Walden International Equity Fund
Financial Highlights
Selected data for a share outstanding throughout the periods indicated.
	For the six months ended June 30, 2026	For the year ended December 31, 2025	For the year ended December 31, 2024	For the year ended December 31, 2023	For the year ended December 31, 2022	For the year ended December 31, 2021
	(Unaudited)
Net Asset Value, Beginning of Period	$ 16.02	$ 13.92	$ 13.42	$ 11.74	$ 13.72	$ 12.29
Investment Activities:
Operations:
Net investment income	0.24	0.25	0.22	0.20	0.21	0.17
Net realized/unrealized gains (losses) from investments and foreign currency transactions	0.91	2.48	0.50	1.69	(2.00)	1.47
Total from investment activities	1.15	2.73	0.72	1.89	(1.79)	1.64
Distributions from:
Net investment income	—	(0.31)	(0.22)	(0.21)	(0.18)	(0.17)
Net realized gains from investment transactions	—	(0.32)	—	—	(0.01)	(0.04)
Total distributions	—	(0.63)	(0.22)	(0.21)	(0.19)	(0.21)
Net Asset Value, End of Period	$ 17.17	$ 16.02	$ 13.92	$ 13.42	$ 11.74	$ 13.72
Total Return	7.18%(a)	19.63%	5.33%	16.19%	(13.10)%	13.43%
Ratios/Supplemental Data:
Net assets at end of period (000's)	$ 235,061	$ 220,893	$ 197,195	$ 134,975	$ 92,807	$ 95,505
Ratio of net expenses to average net assets	0.92%(b)	0.95%	0.93%	0.91%	0.93%	0.94%
Ratio of net investment income to average net assets	2.92%(b)	1.74%	1.88%	1.91%	1.77%	1.36%
Ratio of expenses (before fee reductions or recoupment of fees previously reimbursed by the investment adviser) to average net assets	0.92%(b)	0.95%	0.93%	0.91%	0.93%	0.94%
Portfolio turnover rate	8.07%(a)	34.97%	12.30%	23.46%	10.47%	13.09%

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
See Notes to Financial Statements

Notes to the Financial Statements
June 30, 2026 (Unaudited)
1.
Organization
The Boston Trust Walden Funds (the “Trust”) was organized on January 8, 1992 as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust contains the following funds (individually a “Fund”, collectively the “Funds”), each of which are registered as a diversified fund under the 1940 Act:
Fund	Short Name
Boston Trust Asset Management Fund	Asset Management Fund
Boston Trust Equity Fund	Equity Fund
Boston Trust Midcap Fund	Midcap Fund
Boston Trust SMID Cap Fund	SMID Cap Fund

Boston Trust Walden Balanced Fund	BTW Balanced Fund
Boston Trust Walden Equity Fund	BTW Equity Fund
Boston Trust Walden Midcap Fund	BTW Midcap Fund
Boston Trust Walden SMID Cap Fund	BTW SMID Cap Fund
Boston Trust Walden Small Cap Fund	BTW Small Cap Fund
Boston Trust Walden International Equity Fund	BTW International Equity Fund
The investment objective of the Asset Management Fund and BTW Balanced Fund is to seek long-term capital growth and income through an actively managed portfolio of stocks, bonds, and money market instruments. The investment objective of the Equity Fund and BTW Equity Fund is to seek long-term capital growth through an actively managed portfolio of stocks. The investment objective of the Midcap Fund and BTW Midcap Fund is to seek long-term capital growth through an actively managed portfolio of stocks of middle capitalization companies. The investment objective of the SMID Cap Fund and BTW SMID Cap Fund is to seek long-term capital growth through an actively managed portfolio of stocks of small to middle capitalization companies. The investment objective of the BTW Small Cap Fund is to seek long-term capital growth through an actively managed portfolio of stocks of small capitalization companies. The investment objective of the BTW International Equity Fund is to seek long-term capital growth through an actively managed portfolio of equities of large capitalization companies located in developed markets outside the U.S.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust may enter into contracts with its vendors and others that provide for general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect risk of loss to be remote.
2.
Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.
The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, “Financial Services - Investment Companies”.
Security Valuation:
The Funds record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.
The value of each equity security, including common stocks, is based either on the last sale price on a national securities exchange, or in the absence of recorded sales, at the closing bid price on such exchanges, or at the quoted bid price in the over-the-counter market. Equity securities traded on the NASDAQ stock market are valued at the NASDAQ official closing price. The prices for foreign securities are reported in local currency and converted to U.S. dollars using current exchange rates. Prices for most securities held in the Funds are provided daily by a recognized independent pricing service.
Bonds and other fixed income securities (other than short-term obligations but including listed issues) are provided by an independent pricing service, the use of which has been approved by the Board of Trustees (“Board”). In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques that take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, and trading characteristics other than market data and without exclusive reliance upon quoted prices or exchanges or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. All debt portfolio securities with a remaining maturity of 60 days or less may be valued at amortized cost, which approximates fair value.

Notes to the Financial Statements
June 30, 2026 (Unaudited)
The Board has designated the Adviser as its fair valuation designee to perform fair value determinations for the Trust. The Trust may use one or more pricing services to value certain portfolio securities where the prices provided are believed to reflect the fair value of such securities. If market prices are not readily available or, in the opinion of the Adviser, market prices do not reflect fair value, or if an event occurs after the close of trading on the exchange or market on which the security is principally traded (but prior to the time the net asset value (“NAV”) is calculated) that materially affects fair value, the Adviser will value the Funds’ assets at their fair value according to policies approved by the Board. The Adviser believes that foreign security values may be affected by volatility that occurs in global markets on a trading day after the close of any given foreign securities markets. The fair valuation procedures, therefore, include a procedure whereby foreign security prices may be “fair valued” by an independent pricing service through the use of factors which take such volatility into account.
Investments in money market funds are valued at NAV per share.
Fair Value Measurements:
The valuation techniques employed by the Funds, as described above in Security Valuation, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)
The inputs or methodology used to value investments are not necessarily an indication of the risk associated with investing in those investments.
Pursuant to the valuation techniques described above in Security Valuation, equity securities are generally categorized as Level 1 securities in the fair value hierarchy (unless there is a fair valuation event, in which case affected securities are generally categorized as Level 2 securities). Fixed income securities, including those with a remaining maturity of 60 days or less, are generally categorized as Level 2 securities in the fair value hierarchy. Money market funds are generally categorized as Level 1 securities in the fair value hierarchy.
Investments for which there are no quotations available, or for which quotations do not appear reliable, are valued at fair value as determined in good faith by the Adviser under the direction of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy.
The Funds did not hold any Level 3 investments during the six months period ended June 30, 2026.
The following is a summary of the investments by valuation inputs used as of June 30, 2026 in valuing the Funds’ investments based on the three levels defined above:
Fund Name	Level 1 Quoted Prices ($)	Level 2 Other Significant Observable Inputs ($)	Total Investments in Securities ($)
Asset Management Fund
Common Stocks(1)	395,360,525	—	395,360,525
Corporate Bonds(1)	—	14,199,220	14,199,220
U.S. Government & U.S. Government Agency Obligations	—	92,543,588	92,543,588
Investment Companies	10,673,981	—	10,673,981
Total	406,034,506	106,742,808	512,777,314
Equity Fund
Common Stocks(1)	242,084,950	—	242,084,950
Investment Companies	1,809,912	—	1,809,912
Total	243,894,862	—	243,894,862
Midcap Fund
Common Stocks(1)	167,103,644	—	167,103,644
Investment Companies	1,469,230	—	1,469,230
Total	168,572,874	—	168,572,874
SMID Cap Fund
Common Stocks(1)	772,311,332	—	772,311,332
Investment Companies	7,475,809	—	7,475,809
Total	779,787,141	—	779,787,141
BTW Balanced Fund
Common Stocks(1)	99,893,610	—	99,893,610
Corporate Bonds(1)	—	12,596,283	12,596,283
Municipal Bonds(2)	—	700,887	700,887
U.S. Government & U.S. Government Agency Obligations	—	27,723,289	27,723,289
Investment Companies	1,196,719	—	1,196,719
Total	101,090,329	41,020,459	142,110,788

Notes to the Financial Statements
June 30, 2026 (Unaudited)
Fund Name	Level 1 Quoted Prices ($)	Level 2 Other Significant Observable Inputs ($)	Total Investments in Securities ($)
BTW Equity Fund
Common Stocks(1)	220,693,260	—	220,693,260
Investment Companies	1,660,146	—	1,660,146
Total	222,353,406	—	222,353,406
BTW Midcap Fund
Common Stocks(1)	154,069,413	—	154,069,413
Investment Companies	1,259,940	—	1,259,940
Total	155,329,353	—	155,329,353
BTW SMID Cap Fund
Common Stocks(1)	305,408,618	—	305,408,618
Investment Companies	2,831,601	—	2,831,601
Total	308,240,219	—	308,240,219
BTW Small Cap Fund
Common Stocks(1)	1,048,131,047	—	1,048,131,047
Investment Companies	7,686,088	—	7,686,088
Total	1,055,817,135	—	1,055,817,135
BTW International Equity Fund
Common Stocks(3)
Energy	2,216,041	9,210,512	11,426,553
Financials	13,858,650	51,473,813	65,332,463
Industrials	3,102,767	31,756,650	34,859,417
Information Technology	2,447,382	22,465,946	24,913,328
Real Estate	2,275,142	1,530,072	3,805,214
Other Common Stocks	—	84,450,893	84,450,893
Investment Companies	2,605,779	—	2,605,779
Total	26,505,761	200,887,886	227,393,647

(1)	For detailed industry descriptions, see the accompanying Schedules of Portfolio Investments.
(2)	For detailed state classifications, see the accompanying Schedules of Portfolio Investments.
(3)	For detailed country classifications, see the accompanying Schedules of Portfolio Investments.
Investment Transactions and Related Income:
Investment transactions are accounted for no later than one business day after the trade date. However, for financial reporting purposes, investment transactions are accounted for on the trade date. Investment gains and losses are calculated on an identified cost basis. Interest income is recognized on an accrual basis and includes, where applicable, the amortization or accretion of premium or discount based on effective yield. Dividend income is recorded on the ex-dividend date except in the case of certain foreign securities, in which case dividends are recorded as soon as such information becomes available.
Real Estate Investment Trusts:
The Funds may own shares of real estate investment trusts (“REITs”), which report information on the source of their distribution annually. Certain distributions received from REITs during the year, which are known to be return of capital, are recorded as a reduction to the cost of the individual REIT. These cost adjustments are typically based on estimates since actual return of capital amounts are not known at the time the annual report is prepared.
Expenses:
In general, expenses uniquely attributable to a Fund are charged directly to that Fund. Expenses relating to the Trust, or on occasion certain minimum fees within Trust's fee structure, are allocated proportionately to each Fund within the Trust according to the relative net assets of each Fund or on another reasonable basis.
Distributions to Shareholders:
Distributions to shareholders are recorded on the ex-dividend date. Dividends to shareholders from net investment income, if any, are declared and paid annually by the relevant Fund. Dividends to shareholders from net realized gains, if any, are declared and distributed at least annually by the relevant Fund. The amounts of distributions to shareholders from net investment income and of distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP.
Federal Income Taxes:
Each Fund qualifies and intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in Subchapter M of the Internal Revenue Code, and to make distributions from net investment income and from net realized capital gains sufficient to relieve it from all, or substantially all, federal income and excise taxes. Therefore, no federal income tax provision is required.

Notes to the Financial Statements
June 30, 2026 (Unaudited)
Management has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including U.S. federal (i.e., the last four tax year ends and the interim tax period since then, as applicable), and believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken as of and during the six-month period ended June 30, 2026. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits, as income tax expense in the Statements of Operations as incurred. There is no income tax noted as due for the six-month period ended June 30, 2026.
Foreign Currency Transactions:
The accounting records of the Funds are maintained in U.S. dollars. Non-U.S. dollar denominated amounts are translated into U.S. dollars as follows, with the resultant exchange gains and losses recorded in the Statements of Operations:
i) Value of investment securities and other assets and liabilities at the exchange rate on the valuation date; and
ii) Purchases and sales of investment securities and income and expenses at the exchange rate prevailing on the respective date of such transactions.
The Funds do not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the value of investments. Such fluctuations are included with net realized and unrealized gain or loss from investments.
Investment income from non-U.S. sources received by a Fund is generally subject to non-U.S. withholding taxes at rates up to 30%. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties. The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on gains in investments or currency repatriation. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest. Withholding taxes and reclaims on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.
Operating Segments:
The Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of this standard impacted financial statement disclosures only and did not affect the Funds financial position or the results of their operations. Each Fund included herein is deemed to be an individual reporting segment and is not part of a consolidated reporting entity. The objective and strategy of each Fund is used by the Adviser to make investment decisions, and the results of the operations, as shown in the Statements of Operations and the Financial Highlights for each Fund is the information utilized for the day-to-day management of the Funds.  Each Fund is party to the expense agreements as disclosed in the Notes to the Financial Statements and there are no resources that are not allocated to a Fund based on performance measurements. Due to the significance of its oversight and role, the Management of the Adviser is deemed to be the Chief Operating Decision Maker of each Fund.
Accounting Pronouncement:
In December 2023, FASB issued Accounting Standards Update 2023-09 ("ASU 2023-09"), Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024. Fund Management has determined there is no material impact on the Funds' financial statements.
3.
Related Party Transactions and Other Service Arrangements
Investment Adviser:
The Trust, with respect to the Funds, and the Adviser are parties to an Investment Advisory Agreement under which the Adviser is entitled to receive an annual fee, computed daily and paid monthly, equal to the average daily net assets of each Fund, at the following annual percentage rates before contractual waivers:

Fund	Fee Rate
Asset Management Fund	0.71%*
Equity Fund	0.75%**
Midcap Fund	0.75%
SMID Cap Fund	0.75%

Fund	Fee Rate
BTW Balanced Fund	0.75%*
BTW Equity Fund	0.75%**
BTW Midcap Fund	0.75%
BTW SMID Cap Fund	0.75%
BTW Small Cap Fund	0.75%
BTW International Equity Fund	0.75%

*
Effective December 31, 2025, the Asset Management Fund and BTW Balanced Fund each have an Investment Management Agreement with the Adviser under which the Fund pays: (a) 0.75% of the first $300 million of average daily net assets; (b) 0.65% of average daily net assets between $300 million and $600 million; and (c) 0.55% of daily net assets in excess of $600 million.

**
Equity Fund and BTW Equity Fund have an Investment Management Agreement with the Adviser under which the Funds pay: (a) 0.75% of the first $300 million of average daily net assets; (b) 0.50% of average daily net assets in excess of $300 million.

Additionally, one trustee of the Trust is an officer of the Trust and an officer of the Adviser. This person is not paid directly by the Funds.

Notes to the Financial Statements
June 30, 2026 (Unaudited)
Administration and Fund Accounting:
The Northern Trust Company (“Northern Trust”) serves as the administrator and fund accounting agent for the Funds pursuant to a written agreement with the Trust on behalf of the Funds. The Funds have agreed to pay Northern Trust a tiered basis-point fee based on the Trust’s complex level net assets, certain per account and transaction charges, other fees for additional service activities, and reimbursement of certain expenses.
Certain officers of the Trust are affiliated with Northern Trust or PINE Advisor Solutions (“PINE”). Such persons receive no compensation directly from the Funds for serving in their respective roles. PINE receives fees from the Funds for providing Chief Compliance Officer (“CCO”) services under a Services Agreement between the Funds and PINE (the “CCO Agreement”). Under the CCO Agreement, PINE provides infrastructure and support in implementing written policies and procedures comprising the Funds' compliance program, including support services to the CCO. For the services provided under the CCO Agreement, the Funds pay PINE $145,000 annually, plus certain out of pocket expenses. PINE pays the salary and other compensation earned by the CCO as an employee of PINE.
Distribution:
Foreside Financial Services, LLC, which is not affiliated with the Adviser, serves as the Funds’ distribution agent. Fees for these services are paid monthly by the Adviser and not by the Funds.
Shareholder Services:
Each Fund, other than the SMID Cap Fund, may enter into shareholder services agreements with investment advisers, banks, trust companies and other types of organizations (“Authorized Service Providers”), which may include affiliates of the Funds, for providing administrative services with respect to shares of the Funds attributable to or held in the name of the Authorized Service Provider for its clients or other parties with whom they have a servicing relationship. Fees paid by the Funds under shareholder services agreements may not exceed 0.25% of the average daily net assets of each Fund and are presented separately on the Statements of Operations. Affiliates of the Funds did not receive any fees during the six-month period ended June 30, 2026.
Custodian and Transfer Agency:
FIS Investor Services, LLC (“FIS”) acts as the Funds' transfer agent. Under the transfer agency agreement, FIS receives $22,989 annually per Fund, accrued daily and paid monthly, plus annual per account fees and certain out of pocket expenses for its services to the Trust. Expenses incurred under the transfer agency agreement are presented collectively as “Transfer Agency” expenses on the Statements of Operations.
Northern Trust serves as the custodian for the Funds pursuant to a written agreement with the Trust on behalf of the Funds. The Funds have agreed to pay Northern Trust a fee based on a percentage of assets held on behalf of the Funds, transaction fees and certain out of pocket expenses for its services. Such percentages vary by the jurisdiction in which the assets are held.
Fee Reductions:
The Adviser has agreed to reduce its fees payable by the Funds to the extent necessary, exclusive of brokerage costs, interest, taxes, dividends, litigation, indemnification, expenses associated with the investments in underlying investment companies and extraordinary expenses (as determined under GAAP) of each Fund, except the SMID Cap Fund, to 1.00% of the average daily net assets. The Adviser has agreed to reduce its fees payable by the SMID Cap Fund to the extent necessary, subject to certain exclusions, to limit the aggregate annual operating expenses to 0.75% of its average daily net assets. Any such reductions made by the Adviser in its fees or in the payment or reimbursement of expenses that are a Fund’s obligation may be subject to repayment by the Fund within three years provided the Fund receiving the reduction, payment or reimbursement is able to effect such repayment and remain in compliance with applicable expense limitations. The expense limitation agreement shall automatically renew effective May 1 of every year until the Adviser provides written notice of non-renewal to the Trust.
Pursuant to its agreement, the Adviser reimbursed, and has yet to recoup, fees in the following amounts for the years ended December 31, 2023 (expiring 12/31/26), December 31, 2024 (expiring 12/31/27) and December 31, 2025 (expiring 12/31/28) and six-month period ended June 30, 2026 (expiring 12/31/29):

Fund	Amount	Expires
Midcap Fund	$4,970	12/31/2029
SMID Cap Fund	612,046	12/31/2026
	566,513	12/31/2027
	477,759	12/31/2028
	233,583	12/31/2029

Fund	Amount	Expires
BTW Midcap Fund	$27,656	12/31/2027
	28,926	12/31/2028
	16,506	12/31/2029
BTW SMID Cap Fund	7,734	12/31/2026
	64,419	12/31/2027
	30,563	12/31/2028
	29,339	12/31/2029
BTW Small Cap Fund	298,852	12/31/2026

During the six-month period ended June 30, 2026, the Adviser recouped $34,675 of previous fiscal year waivers from BTW Small Cap Fund.

Notes to the Financial Statements
June 30, 2026 (Unaudited)
As of June 30, 2026, the Adviser may recoup amounts from the Funds as follows:

Total Potential Recoupment
Asset Management Fund	$—
Equity Fund	—
Midcap Fund	4,970
SMID Cap Fund	1,889,901

Total Potential Recoupment
BTW Balanced Fund	$—
BTW Equity Fund	—
BTW Midcap Fund	73,088
BTW SMID Cap Fund	132,055
BTW Small Cap Fund	298,852
BTW International Equity Fund	—
In-Kind Subscriptions and Redemptions:
During the six-month period ended June 30, 2026, there were no in-kind subscriptions or in-kind redemptions.
During the year ended December 31, 2025, the Funds delivered securities in exchange for the redemption of shares (redemptions in-kind) as follows:
Fund	Fair Value	Fund Shares Redeemed	Realized Gain/(Loss)
SMID Cap Fund	$26,956,958	1,147,593	$6,091,070
Interfund Lending:
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (“SEC”), the Funds may participate in an interfund lending program (the “Program”). The Program provides an alternative credit facility under which the Funds may lend to, or borrow from, one another, consistent with each Fund’s investment objectives, limitations, and organization documents. The Program provides a borrowing Fund with a source of liquidity at a rate lower than the bank borrowing rate at times when the cash position of the Fund is insufficient to meet temporary cash requirements. In addition, Funds making short-term cash loans directly to other Funds would earn interest at a rate higher than they otherwise could obtain from investing their cash in repurchase agreements or certain other short-term money market instruments. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice. Any open loans at period end are presented under the caption “Payable” for interfund lending in the Statements of Assets and Liabilities. As of June 30, 2026, the Funds had no outstanding loans to or from another Fund under the Program. There was no activity in the Program during the six-month period ended June 30, 2026.
4.
Purchases and Sales of Securities
Cost of purchases and proceeds from sales and maturities of securities, excluding in-kinds, short-term securities and U.S. government securities, for the Funds for the six-month period ended June 30, 2026, totaled:
Fund	Purchases	Sales and Maturities
Asset Management Fund	$8,959,379	$23,539,784
Equity Fund	6,470,662	14,693,745
Midcap Fund	24,920,188	69,551,988
SMID Cap Fund	164,893,555	179,236,389
BTW Balanced Fund	532,407	13,062,633
BTW Equity Fund	11,061,973	24,110,116
BTW Midcap Fund	22,273,165	44,550,275
BTW SMID Cap Fund	67,551,101	108,348,055
BTW Small Cap Fund	141,356,965	339,163,889
BTW International Equity Fund	17,813,659	25,005,435
Cost of purchases and proceeds from sales and maturities of U.S. government securities, excluding short-term securities, for the Funds for the six-month period ended June 30, 2026, totaled:
Fund	Purchases	Sales and Maturities
Asset Management Fund	$5,834,980	$16,464,522
BTW Balanced Fund	—	4,411,324

Notes to the Financial Statements
June 30, 2026 (Unaudited)
5.
Federal Income Tax Information
As of the tax year ended December 31, 2025, the cost, gross unrealized appreciation, and gross unrealized depreciation on investments, for federal income tax purposes, were as follows:
Fund	Tax Cost	Gross Tax Unrealized Appreciation	Gross Tax Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Asset Management Fund	$227,798,795	$299,794,122	$(505,465)	$299,288,657
Equity Fund	82,791,657	164,974,286	(792,854)	164,181,432
Midcap Fund	154,602,568	57,709,273	(5,936,270)	51,773,003
SMID Cap Fund	612,032,185	151,704,688	(25,052,065)	126,652,623
BTW Balanced Fund	78,470,543	71,495,482	(1,588,026)	69,907,456
BTW Equity Fund	56,750,735	157,480,798	(75,884)	157,404,914
BTW Midcap Fund	134,284,768	41,753,119	(4,683,028)	37,070,091
BTW SMID Cap Fund	269,481,460	70,408,494	(10,739,858)	59,668,636
BTW Small Cap Fund	913,469,103	247,620,642	(48,011,833)	199,608,809
BTW International Equity Fund	163,429,632	59,936,307	(3,707,616)	56,228,691
The tax character of distributions paid during the fiscal year ended December 31, 2025 was as follows:
	Distributions paid from
Fund	Ordinary Income	Net Long Term Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
Asset Management Fund	$7,290,463*	$52,490,790	$59,781,253	$—	$59,781,253
Equity Fund	1,287,420*	16,424,794	17,712,214	—	17,712,214
Midcap Fund	1,975,696*	19,094,418	21,070,114	—	21,070,114
SMID Cap Fund	5,939,487	9,003,920	14,943,407	—	14,943,407
BTW Balanced Fund	1,791,983	9,530,810	11,322,793	—	11,322,793
BTW Equity Fund	1,119,778*	22,113,532	23,233,310	—	23,233,310
BTW Midcap Fund	1,990,875	9,745,500	11,736,375	—	11,736,375
BTW SMID Cap Fund	1,968,583	3,446,547	5,415,130	—	5,415,130
BTW Small Cap Fund	617,032	47,299,519	47,916,551	—	47,916,551
BTW International Equity Fund	5,984,834	4,355,796	10,340,630	—	10,340,630

*
The amount does not include tax equalization utilized of $5,826,784, $1,476,877, $5,189,392, and $9,182,644 which Asset Management
Fund, Equity Fund, Midcap Fund, and BTW Equity Fund, respectively, designated as being distributed to shareholders on their redemption of shares.

As of December 31, 2025, the components of distributable earnings (deficit) on a tax basis were as follows:
Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)	Total Distributable Earnings (Deficit)
Asset Management Fund	$8,477	$35,178,074	$35,186,551	$(177,993)	299,288,657	334,297,215
Equity Fund	2,679	13,921,524	13,924,203	—	164,181,432	178,105,635
Midcap Fund	—	3,987,932	3,987,932	—	51,773,003	55,760,935
SMID Cap Fund	—	—	—	(2,137,273)	126,652,623	124,515,350
BTW Balanced Fund	—	7,087,823	7,087,823	—	69,907,456	76,995,279
BTW Equity Fund	11,404	11,414,096	11,425,500	—	157,404,914	168,830,414
BTW Midcap Fund	104,772	2,422,909	2,527,681	—	37,070,091	39,597,772
BTW SMID Cap Fund	—	—	—	(2,865,752)	59,668,636	56,802,884
BTW Small Cap Fund	5,618,688	—	5,618,688	(9,426,095)	199,608,810	195,801,403
BTW International Equity Fund	—	881,567	881,567	—	56,272,040*	57,153,607

*	The unrealized appreciation (depreciation) in the table above includes unrealized foreign currency gain/(loss) of $43,349.
For the  year ended December 31, 2025, the Asset Management Fund and SMID Cap Fund incurred post-October losses in the amount of $177,993 and $2,137,273, respectively, which the Funds intend to treat as having been incurred in the following fiscal year.

Notes to the Financial Statements
June 30, 2026 (Unaudited)
As of the end of its tax year ended December 31, 2025, the following Funds have net capital loss carryforwards (“CLCFs”) not subject to expiration as summarized in the table below. The Board does not intend to authorize a distribution of any realized gain for the Funds until any applicable CLCFs have been offset.
Fund	Short-Term Amount	Long-Term Amount	Total
BTW SMID Cap Fund	$205,774	$2,659,978	$2,865,752
BTW Small Cap Fund	9,426,095	—	9,426,095
During the tax year ended December 31, 2025, the International Equity Fund utilized $480,742 in capital loss carry forwards.
As of December 31, 2025, the following reclassifications have been made on the Statements of Assets and Liabilities to increase (decrease) such accounts with offsetting adjustments as indicated:
Fund	Total Distributable Earnings	Paid-in Capital
Asset Management Fund	$(5,826,784)	$5,826,784
Equity Fund	(1,476,876)	1,476,876
Midcap Fund	(5,189,390)	5,189,390
SMID Cap Fund	(4,851,531)	4,851,351
BTW Equity Fund	(9,182,644)	9,182,644
BTW SMID Cap Fund	383	(383)
BTW International Equity Fund	540,153	(540,153)
These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, distribution reclass, foreign currency reclass, and equalization), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post-October losses) do not require reclassification. To the extent dividends to shareholders exceed net investment income and net realized gains for tax purposes, they are reported as return of capital.
6.
Control Ownership and Principal Holders
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumptions of control of the Fund under section 2(a)(9) of the 1940 Act. As of June 30, 2026, the Funds had individual shareholder accounts and/or omnibus shareholder accounts (comprised of a group of individual shareholders), owning more than 25% of the total shares outstanding of the Fund as detailed below.
Fund	Control Ownership	Percentage of Ownership
Asset Management Fund	Band & Co. c/o U.S. Bank, N.A.	51.38%
	Capinco c/o U.S. Bank, N.A.	38.57
Equity Fund	Band & Co. c/o U.S. Bank, N.A.	66.64
SMID Cap Fund	National Financial Services LLC	33.22

BTW Balanced Fund	Capinco c/o U.S. Bank, N.A.	35.60
	Band & Co. c/o U.S. Bank, N.A.	32.36
BTW Equity Fund	Capinco c/o U.S. Bank, N.A.	34.10
BTW Midcap Fund	Charles Schwab & Co., Inc.	32.79
BTW SMID Cap Fund	Charles Schwab & Co., Inc.	40.89
BTW Small Cap Fund	National Financial Services LLC	27.20
BTW International Equity Fund	Capinco c/o U.S. Bank, N.A.	37.94
	LPL Financial	26.15
7.
Subsequent Events
Management has evaluated events and transactions through the date these financial statements were issued and concluded no additional subsequent events required recognition or disclosure in these financial statements.

Changes in and Disagreements with Accountants for Open-End
Management Investment Companies (Unaudited)
June 30, 2026
Not applicable.

Proxy Disclosures for Open-End Management Investment Companies (Unaudited)
June 30, 2026

Not applicable.

Investment Adviser Contract Approval (Unaudited)
June 30, 2026
Not applicable.

This page is intentionally left blank.

This page is intentionally left blank.

Investment Adviser
Boston Trust Walden Inc.
1 Beacon Street
Boston, MA 02108
Transfer Agent
FIS Investor Services, LLC
4249 Easton Way, Suite 400
Columbus, OH 43219
Administrator
The Northern Trust Company
50 South LaSalle Street
Chicago, IL 60603
Distributor
Foreside Financial Services, LLC
190 Middle Street, Suite 301
Portland, ME 04101
Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, WI 53202
Legal Counsel
Thompson Hine LLP
41 South High Street, Suite 1700
Columbus, OH 43215
This report may not be used as sales literature unless preceded or accompanied by a current prospectus.
Past performance results shown should not be considered a representation of future performance.
Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.
Statements and other information herein are dated and subject to change.
08/26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included as part of the Financial Statements under Item 7 of this Form N-CSR.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included as part of the Financial Statements under Item 7 of this Form N-CSR.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included as part of the Financial Statements under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included as part of the Financial Statements under Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) Certifications pursuant to Rule 30a-2(a) are filed herewith.

(a)(4) Not applicable.

(a)(5) There has been no change to the registrant's independent public accountant.

(b) Certification pursuant to Rule 30a-2(b) is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Boston Trust Walden Funds

By (Signature and Title)	/s/ Lucia Santini, President (Principal Executive Officer)

Date	September 2, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Lucia Santini, President (Principal Executive Officer)

Date	September 2, 2026

By (Signature and Title)	/s/ Jennifer Ellis, Treasurer (Principal Financial Officer)

Date	September 2, 2026